UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31

Date of reporting period: 11/30/14

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments

November 30, 2014
(Unaudited)

Principal		Amortized
Amount	Security Description	Cost

U.S. Treasury Obligations (39.2%)
U.S. Treasury Bills
$100,000,000	0.00%, 12/26/14 (a)	$100,000,000
60,000,000	0.01%, 1/2/15 (a)	59,999,396
80,000,000	0.02%, 1/15/15 (a)	79,998,362
		239,997,758
U.S. Treasury Notes
20,000,000	0.25%, 12/15/14	20,000,967
20,000,000	0.25%, 1/15/15	20,002,001
5,000,000	0.25%, 1/31/15	5,000,739
10,000,000	0.25%, 5/15/15	10,006,243
10,000,000	0.25%, 7/15/15	10,005,917
5,000,000	0.25%, 8/15/15	5,003,549
25,000,000	0.25%, 9/15/15	25,021,934
15,000,000	0.25%, 11/30/15	15,011,756
5,000,000	0.38%, 3/15/15	5,002,968
10,000,000	0.38%, 4/15/15	10,008,060
15,000,000	0.38%, 6/15/15	15,021,720
5,000,000	1.25%, 8/31/15	5,041,350
10,000,000	1.38%, 11/30/15	10,121,278
10,000,000	2.13%, 5/31/15	10,099,501
15,000,000	2.38%, 2/28/15	15,080,597
10,000,000	2.50%, 3/31/15	10,078,025
15,000,000	4.13%, 5/15/15	15,271,782
10,000,000	4.25%, 8/15/15	10,288,461
Total U.S. Treasury Obligations		456,064,606

Repurchase Agreements (59.4%)
100,900,000	Bank of Montreal, 0.06%, 12/1/14, (Purchased on 11/30/14, proceeds at maturity $100,900,505, collateralized by various U.S. Treasury Obligations, (1.38% - 3.13%), (6/30/18 - 8/15/44), fair value $102,918,052)	100,900,000

Principal		Amortized
Amount	Security Description	Cost

Repurchase Agreements, continued:
$220,000,000	Credit Agricole CIB NY, 0.08%, 12/1/14, (Purchased on 11/30/14, proceeds at maturity $220,001,467, collateralized by various U.S. Treasury Obligations, (0.13%), (4/15/17 - 7/15/24), fair value $224,400,069)	$220,000,000
10,000,000	Goldman Sachs & Co., 0.02%, 12/1/14, (Purchased on 11/30/14, proceeds at maturity $10,000,017, collateralized by various U.S. Treasury Obligations, (0.09% - 1.13%), (7/31/16 - 1/15/21), fair value $10,200,042)	10,000,000
180,000,000	RBC Capital Markets, LLC, 0.08%, 12/1/14, (Purchased on 11/30/14, proceeds at maturity $180,001,200, collateralized by various U.S. Treasury Obligations, (0.00% - 5.25%), (4/9/15 - 11/15/28), fair value $183,600,016)	180,000,000
180,000,000	Societe’ Generale, 0.08%, 12/1/14, (Purchased on 11/30/14, proceeds at maturity $180,002,000, collateralized by various U.S. Treasury Obligations, (0.00% - 9.88%), (12/15/14 - 2/15/42), fair value $183,600,108)	180,000,000
Total Repurchase Agreements		690,900,000
Total Investments (Cost $1,146,964,606) (b) — 98.6%		1,146,964,606
Other assets in excess of liabilities — 1.4%		15,792,381
Net Assets — 100.0%		$1,162,756,987

(a)	Rate represents the effective yield at purchase.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments

November 30, 2014
(Unaudited)

Shares or
Principal		Amortized
Amount	Security Description	Cost or Value

Certificates of Deposit (6.7%)
$10,000,000	Rabobank Nederland NV NY, 0.20%, 4/9/15 (a)	$10,000,000
20,000,000	Rabobank Nederland NV NY, 0.27%, 2/26/15 (a)	20,000,000
30,000,000	Svenska Handelsbanken NY, 0.22%, 4/21/15	30,000,000
5,000,000	Toronto Dominion Bank NY, 0.17%, 12/2/14	5,000,000
15,000,000	Toronto Dominion Bank NY, 0.25%, 12/1/14	15,000,000
Total Certificates of Deposit		80,000,000

Commercial Paper (26.2%)
Automobiles (2.5%)
30,000,000	Toyota Motor Credit Corp., 0.20%, 12/30/14 (b)	29,995,167
Banking (6.8%)
30,000,000	Australia & New Zealand Banking Group Ltd., 0.16%, 3/16/15 (b)(c)	29,986,000
30,000,000	Nordea Bank AB, 0.19%, 1/5/15 (b)(c)	29,994,459
20,000,000	Westpac Banking Corp., 0.30%, 12/29/14 (b)(c)	19,995,333
		79,975,792
Beverages (2.5%)
30,000,000	Coca-Cola Co., 0.12%, 12/19/14 (b)(c)	29,998,200
Computer Software & Services (2.5%)
30,000,000	Microsoft Corp., 0.09%, 2/10/15 (b)(c)	29,994,675
Consumer Products (4.3%)
20,180,000	Colgate-Palmolive Co., 0.07%, 12/4/14 (b)(c)	20,179,882
30,000,000	Procter & Gamble Co., 0.14%, 1/7/15 (b)(c)	29,995,684
		50,175,566
Food-Miscellaneous/Diversified (2.5%)
30,000,000	Nestle Capital Corp., 0.17%, 7/1/15 (b)(c)	29,969,967
Integrated Oil & Gas (2.5%)
30,000,000	Exxon Mobil Corp., 0.07%, 1/2/15 (b)	29,998,133
IT Services (2.6%)
30,000,000	IBM Corp., 0.11%, 12/5/14 (b)(c)	29,999,633
Total Commercial Paper		310,107,133

U.S. Government Agency Securities (20.0%)
Federal Farm Credit Bank
5,000,000	0.10%, 7/28/15 (a)	4,999,836
5,000,000	0.15%, 7/9/15	4,999,337
		9,999,173
Federal Home Loan Bank
50,000,000	0.05%, 1/21/15 (b)	49,996,317
28,100,000	0.06%, 1/28/15 (b)	28,097,509
10,000,000	0.07%, 1/23/15 (b)	9,998,970
10,000,000	0.10%, 3/20/15 (a)	10,000,000
10,000,000	0.10%, 5/20/15 (a)	10,000,000

Shares or
Principal		Amortized
Amount	Security Description	Cost or Value

U.S. Government Agency Securities, continued:
Federal Home Loan Bank, continued:
$10,000,000	0.11%, 7/7/15 (a)	$9,999,701
10,000,000	0.11%, 6/25/15 (a)	10,000,000
15,000,000	0.11%, 11/6/15 (a)	15,000,471
15,000,000	0.12%, 5/8/15	14,999,912
20,000,000	0.13%, 5/21/15	20,002,260
10,000,000	0.13%, 6/16/15	9,998,543
		188,093,683
Federal Home Loan Mortgage Corp.
10,000,000	0.13%, 10/16/15 (a)	10,003,127
30,000,000	Series RB, 0.17%, 8/18/15 (b)	29,964,070
		39,967,197
Total U.S. Government Agency Securities		238,060,053

Repurchase Agreements (44.1%)
95,000,000	Bank of Montreal, 0.06%, 12/1/14, (Purchased on 11/30/14, proceeds at maturity $95,000,475, collateralized by various U.S. Treasury Obligations, (1.38% - 3.13%), (6/30/18 - 8/15/44), fair value $96,900,012)	95,000,000
190,000,000	Credit Agricole CIB NY, 0.08%, 12/1/14, (Purchased on 11/30/14, proceeds at maturity $190,001,267, collateralized by U.S. Treasury Notes, (0.13%), (4/15/17), fair value $193,800,038)	190,000,000
40,000,000	Goldman Sachs & Co., 0.09%, 12/1/14, (Purchased on 11/30/14, proceeds at maturity $40,000,300, collateralized by Federal Home Loan Mortgage Corp., (2.08%), (5/22/23), fair value $40,800,957)	40,000,000
50,000,000	RBC Capital Markets LLC, 0.09%, 12/1/14, (Purchased on 11/30/14, proceeds at maturity $50,000,375, collateralized by various U.S. Government Agency Obligations, (0.00% - 7.25%), (12/12/14 - 7/15/36), fair value $51,002,971)	50,000,000
150,000,000	Wells Fargo Securities LLC, 0.07%, 12/1/14, (Purchased on 11/30/14, proceeds at maturity $150,000,875, collateralized by various U.S. Government Agency Obligations, (0.00% - 5.38%), (12/26/14 - 1/15/21), fair value $153,000,692)	150,000,000
Total Repurchase Agreements		525,000,000

Time Deposit (3.0%)
10,000,000	Credit Agricole CIB NY, 0.09%, 12/1/14	10,000,000
26,182,918	Royal Bank of Canada, Toronto, 0.05%, 12/1/14	26,182,918
Total Time Deposit		36,182,918
Total Investments (Cost $1,189,350,104) (d) — 100.0%		1,189,350,104
Other assets in excess of liabilities — 0.0%		167,100
Net Assets — 100.0%		$1,189,517,204

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments, Continued

November 30, 2014

(b)	Rate represents the effective yield at purchase.
(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments

November 30, 2014
(Unaudited)

Shares or
Principal		Amortized
Amount	Security Description	Cost or Value

Municipal Bonds (80.7%)
Variable Rate Demand Notes (75.9%)
Colorado (2.2%)
$4,800,000	Castle Rock Colorado Certificate of Participation, 0.06%, next reset date 12/7/14, final maturity 9/1/37, Enhanced by: LOC(a)	$4,800,000
Florida (2.1%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.07%, next reset date 12/7/14, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
Illinois (3.7%)
8,200,000	Cook County Illinois Revenue, 0.05%, next reset date 12/7/14, final maturity 5/1/35, Enhanced by: LOC(a)	8,200,000
Indiana (9.1%)
10,110,000	Indiana Municipal Power Agency Revenue, 0.05%, next reset date 12/7/14, final maturity 1/1/18, Enhanced by: LOC(a)	10,110,000
9,900,000	Indiana State Financial Authority Hospital Revenue, 0.03%, next reset date 12/7/14, final maturity 3/1/33, Enhanced by: LOC(a)	9,900,000
		20,010,000
Kentucky (1.4%)
3,100,000	Jeffersontown Kentucky Lease Program Revenue, 0.06%, next reset date 12/7/14, final maturity 3/1/30, Enhanced by: LOC(a)	3,100,000
Mississippi (4.6%)
10,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, 0.04%, next reset date 12/7/14, final maturity 12/1/30, Insured by: GTY(a)	10,000,000
Missouri (4.0%)
8,855,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.06%, next reset date 12/7/14, final maturity 11/1/18, Enhanced by: LOC(a)	8,855,000
North Carolina (6.5%)
8,000,000	Charlotte-Mecklenburg North Carolina Hospital Authority Health Care System Revenue, 0.04%, next reset date 12/7/14, final maturity 1/15/44, Insured by: AGM(a)	8,000,000
6,400,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, 0.04%, next reset date 12/7/14, final maturity 10/1/38, Enhanced by: LOC(a)	6,400,000
		14,400,000

Shares or
Principal		Amortized
Amount	Security Description	Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Pennsylvania (8.7%)
$9,700,000	Delaware River Port Authority Pennsylvania & New Jersey Revenue, 0.03%, next reset date 12/7/14, final maturity 1/1/26, Enhanced by: LOC(a)	$9,700,000
1,500,000	Emmaus Pennsylvania General Authority Revenue, 0.04%, next reset date 12/7/14, final maturity 3/1/24, Enhanced by: LOC(a)	1,500,000
8,000,000	Philadelphia PA, 0.05%, next reset date 12/7/14, final maturity 8/1/31, Enhanced by: LOC(a)	8,000,000
		19,200,000
South Carolina (4.8%)
6,085,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.06%, next reset date 12/7/14, final maturity 11/1/25, Enhanced by: LOC(a)	6,085,000
4,290,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.08%, next reset date 12/7/14, final maturity 3/1/27, Enhanced by: LOC(a)	4,290,000
		10,375,000
Tennessee (3.5%)
7,735,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.08%, next reset date 12/7/14, final maturity 11/1/27, Enhanced by: LOC(a)	7,735,000
Texas (12.0%)
6,300,000	Austin Texas Hotel Occupancy Tax Revenue, 0.07%, next reset date 12/7/14, final maturity 11/15/29, Enhanced by: LOC(a)	6,300,000
5,700,000	Gulf Coast Waste Disposal Authority Revenue, Exxon Mobil Corp., 0.05%, next reset date 12/1/14, final maturity 6/1/20(a)	5,700,000
8,250,000	Lower Neches Valley Authority Texas Revenue, 0.05%, next reset date 12/1/14, final maturity 11/1/29(a)	8,250,000
6,000,000	Tarrant County Texas Cultural Educational Facilities Finance Corp. Hospital Revenue, 0.05%, next reset date 12/7/14, final maturity 11/15/50, Enhanced by: LOC(a)	6,000,000
		26,250,000
Virginia (3.1%)
6,900,000	Hanover County Virginia Economic Development Authority Revenue, 0.05%, next reset date 12/7/14, final maturity 11/1/25, Enhanced by: LOC(a)	6,900,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or
Principal		Amortized
Amount	Security Description	Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Wisconsin (5.5%)
$5,545,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.04%, next reset date 12/7/14, final maturity 9/1/40, Enhanced by: LOC(a)	$5,545,000
6,530,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.04%, next reset date 12/7/14, final maturity 3/1/36, Enhanced by: LOC(a)	6,530,000
		12,075,000
Wyoming (4.7%)
10,200,000	Sweetwater County Wyoming Pollution Control Revenue, 0.04%, next reset date 12/7/14, final maturity 7/1/15, Enhanced by: LOC(a)	10,200,000
Total Variable Rate Demand Notes		166,690,000
Fixed Rate Municipal Bonds (4.8%)
Texas (4.8%)
10,000,000	Texas State Revenue, 1.50%, final maturity 8/31/15	10,102,319
Total Fixed Rate Municipal Bonds		10,102,319
Total Municipal Bonds		176,792,319

Shares or
Principal		Amortized
Amount	Security Description	Cost or Value

Municipal Commercial Paper (13.4%)
Arizona (4.3%)
$9,400,000	Phoenix Civic Improvement Corp., 0.06%, final maturity 12/17/14, Enhanced by: LOC	$9,400,000
Illinois (4.5%)
10,000,000	Illinois Educational Facilities Authority Revenue, 0.09%, final maturity 3/5/15	10,000,000
Virginia (4.6%)
10,000,000	Peninsula Ports Authority of Virginia Revenue, 0.09%, final maturity 3/18/15	10,000,000
Total Municipal Commercial Paper		29,400,000

Investment Companies (5.9%)
5,277,551	Goldman Sachs Financial Square Funds-Tax Free Money Market Fund, 0.01%(b)	5,277,551
7,733,686	SEI Tax-Exempt Trust Institutional Tax Free Fund, Class A, 0.02%(b)	7,733,685
Total Investment Companies		13,011,236
Total Investments (Cost $219,203,555) (c) — 100.0%		219,203,555
Other assets in excess of liabilities — 0.0%		43,134
Net Assets — 100.0%		$219,246,689

(a)
Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014. The Fund has the option to put (sell) the security back to the issuer’s agent on the next and subsequent reset dates.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
GTY	Guarantor Agreement
LOC	Letter of Credit

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds (89.6%)
Arizona (4.2%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$705,055
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Pre-refunded 7/1/18 @ 100	833,670
		1,538,725
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,154
Colorado (2.6%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	940,874
Florida (2.0%)
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC, FGIC*	726,159
Georgia (1.1%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100 *	401,888
Hawaii (2.3%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	830,633
Illinois (3.6%)
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	241,654
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	335,417
10,000	Williamson County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL- RE, FGIC	10,803
660,000	Williamson County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL- RE, FGIC, ETM	721,453
		1,309,327
Indiana (2.4%)
305,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/15	312,360
500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	558,110
		870,470

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Iowa (2.2%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100 *	$783,389
Maryland (1.7%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Pre-refunded 3/15/17 @ 100	606,535
Massachusetts (1.8%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	672,331
Minnesota (2.2%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100 *	816,533
New York (0.0%)
15,000	New York City Transit Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	15,978
North Carolina (2.2%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100 *	812,760
Oregon (2.2%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 100 *	815,190
Pennsylvania (6.7%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Pre-refunded 5/15/18 @ 100, Insured by: State Aid Withholding	857,363
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	735,377
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	831,525
		2,424,265
South Carolina (2.3%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	835,450
Tennessee (2.2%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100 *	800,543
Texas (28.9%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	341,658
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	652,505

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$700,000	Goose Creek Texas Consolidated Independent School District, GO, 4.50%, 2/15/28, Pre-refunded 2/15/15 @ 100, Insured by: NATL-RE, FGIC, PSF-GTD	$706,188
500,000	Houston Texas Community College, GO, 5.00%, 2/15/37, Continuously Callable @ 100	537,155
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	696,525
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: GTY	687,789
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100 *	865,702
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	567,140
135,000	Midlothian Texas Independent School District, GO, 5.00%, 2/15/34, Continuously Callable @ 100, Insured by: PSF-GTD	136,328
365,000	Midlothian Texas Independent School District, GO, 5.00%, 2/15/34, Pre-refunded 2/15/15 @ 100, Insured by: PSF-GTD	368,515
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	549,275
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	564,095
545,000	Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Continuously Callable @ 100	579,673
30,000	Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Pre-refunded 4/1/17 @ 100	32,744
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	504,869
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Callable 2/15/19 @ 100 *	859,379
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	717,107

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Pre-refunded 8/15/16 @ 100, Insured by: PSF-GTD	$1,132,697
		10,499,344
Utah (2.2%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Continuously Callable @ 100, Insured by: AGM	779,394
Virginia (2.3%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Pre-refunded 4/1/19 @ 100, Insured by: State Aid Withholding	840,780
Washington (11.0%)
500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Continuously Callable @ 100	544,510
500,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Continuously Callable @ 100	563,155
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	559,540
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100 *	866,234
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	786,428
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	713,930
		4,033,797
Wisconsin (3.3%)
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100 *	585,057
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100 *	634,670
		1,219,727
Total Municipal Bonds		32,654,246

Investment in Affiliates (9.2%)
3,332,865	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.00%(a)	3,332,865
Total Investment in Affiliates		3,332,865
Total Investments (Cost $33,633,692) (b) — 98.8%		35,987,111
Other assets in excess of liabilities — 1.2%		426,385
Net Assets — 100.0%		$36,413,496

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTY	Guarantor Agreement
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities (6.4%)
$71,053	Aegis Asset Backed Securities Trust, Series 2004-6, Class M1, 0.70%, 3/25/35(a)	$71,007
692,674	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.42%, 5/10/32(a)(b)	679,687
331,864	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33(b)	331,876
637,926	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A2, 5.48%, 2/28/41(a)	649,836
669,784	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	685,819
98,677	Chase Funding Loan Acquisition Trust, Series 2003-C1, Class 1A5, 3.42%, 2/25/15	98,710
1,685	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	1,692
91,697	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(a)	94,566
2,210,687	Coast Savings & Loan Association, Series 1992-1, Class A, 2.65%, 7/25/22(a)	2,220,156
47,798	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(a)	49,045
32,897	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.37%, 1/15/34(a)	29,957
770,417	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.03%, 11/25/34(a)	276,242
564,915	GSAMP Trust, Series 2005-HE4, Class M1, 0.61%, 7/25/45(a)	563,891
2,166	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	2,168
88,787	Master Specialized Loan Trust, Series 2005-2, Class A2, 5.01%, 7/25/35(a)(b)	88,741
254,310	Nations Equipment Finance Funding LLC, Series 2013-1A, Class A, 1.70%, 11/20/16(b)	254,742
1,524,415	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	1,524,974
71,958	RAAC, Series 2006-RP1, Class A3, 0.46%, 10/25/45(a)(b)	71,358
2,603,303	Raspro Trust, Series 2005-1A, Class G, 0.63%, 3/23/24(a)(b)	2,544,730
368,709	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	364,676
187,309	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.70%, 9/25/33(a)	116,350
218,922	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(a)	224,147

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities, continued:
$29,098	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(a)	$29,118
117,567	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 4.37%, 7/25/33(a)	117,068
82,001	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 5.19%, 12/25/33(a)	83,163
367,753	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(a)	230,840
Total Asset Backed Securities		11,404,559

Mortgage Backed Securities† (29.1%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.2%)
235,207	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.54%, 2/25/36(a)	173,667
18,555	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.16%, 7/25/35(a)	14,022
53,040	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.42%, 7/20/35(a)	41,729
4,368	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.26%, 10/25/36(a)	2,732
174,794	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(a)	182,373
37,344	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(a)	39,235
14,774	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36(a)	12,514
45,628	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.20%, 9/25/34(a)	44,590
834,455	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(b)	854,530
30,307	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.64%, 4/21/34(a)	30,476
66,999	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.88%, 8/25/35(a)	64,836
542,213	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(a)	301,834
142,721	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.13%, 9/25/34(a)	141,403
51,658	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.75%, 1/25/36(a)	41,365
24,205	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	24,183

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$118,468	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.79%, 6/25/34(a)	$120,767
		2,090,256
Alt-A - Fixed Rate Mortgage Backed Securities (1.5%)
34,998	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	32,986
58,574	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	52,579
13,410	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	13,948
70,844	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	65,872
46,641	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	37,089
45,305	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	39,135
47,246	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	40,591
272,334	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	215,339
128,632	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	134,214
143,674	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	121,097
40,609	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	41,614
119,097	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	124,466
157,639	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	163,594
8,033	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	8,512
585,540	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	627,217
30,560	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	31,610
11,442	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	11,804
287,214	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	291,830
43,261	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	44,203
178,316	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	180,980
10,929	Residential Accredit Loans, Inc., Series 2002-QS17, Class CB1, 6.00%, 11/25/32	10,907

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$99,972	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	$82,233
30,098	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	31,802
16,179	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	16,390
7,518	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	7,898
14,564	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	14,776
66,056	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	43,960
74,525	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	65,997
57,268	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	59,517
		2,612,160
Commercial Mortgage Backed Securities (0.2%)
15,481	GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38(a)	15,484
106,139	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A3, 5.82%, 2/12/51	106,050
199,123	RBSSP Resecuritization Trust, Series 2009-9, Class 13A1, 0.43%, 5/26/37(a)(b)	195,521
32,852	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, 5.13%, 1/15/41	32,870
		349,925
Prime Adjustable Rate Mortgage Backed Securities (3.7%)
134,856	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.45%, 3/25/35(a)	129,356
42,742	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.79%, 5/25/35(a)	41,493
399,757	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(a)	215,798
16,094	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.50%, 6/25/34(a)	16,176
29,444	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.64%, 9/25/33(a)	29,344
43,443	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.65%, 7/25/33(a)	43,573
34,994	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.75%, 2/25/36(a)	29,830

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$23,771	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.93%, 11/20/36(a)	$19,656
18,780	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.37%, 9/25/34(a)	16,957
36,524	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.43%, 10/25/35(a)	35,945
125,324	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.58%, 10/25/36(a)	107,918
24,202	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.59%, 1/25/35(a)	24,460
96,058	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.37%, 3/25/31(a)	100,586
50,810	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.85%, 7/25/37(a)	46,147
155,339	Citigroup Mortgage Loan Trust, Inc., Series 03-HE4, Class A, 0.57%, 12/25/33(a)(b)(c)	155,162
67,359	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.56%, 8/25/35(a)	67,310
103,565	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.49%, 8/25/34(a)	89,631
38,386	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.56%, 2/19/34(a)	38,153
13,704	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.56%, 2/25/34(a)	13,355
530	Countrywide Home Loans, Series 2003-42, Class 1A1, 2.90%, 9/25/33(a)	520
49,562	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.38%, 11/25/32(a)	3,995
111,532	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.70%, 11/25/34(a)	114,794
538,608	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.05%, 6/26/37(a)(b)	540,805
525,630	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36(a)(b)	531,339
45,869	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.56%, 10/25/35(a)	40,088
262,445	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 2.87%, 11/19/35(a)	252,257
259,995	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 2.94%, 7/25/35(a)(b)	262,454

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$105,700	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.64%, 11/25/35(a)	$103,048
101,701	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.78%, 4/25/35(a)	100,777
42,990	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.66%, 12/19/35(a)	37,919
222,495	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 2.75%, 1/19/35(a)	192,747
31,884	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.37%, 8/25/34(a)	28,198
115,768	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.37%, 8/25/34(a)	115,098
11,464	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.56%, 10/25/34(a)	11,183
142,818	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.60%, 9/25/36(a)	118,262
84,919	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.69%, 8/25/36(a)	59,684
55,128	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.70%, 7/25/36(a)	49,856
9,188	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 2.47%, 8/25/36(a)	7,856
11,948	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 2.64%, 9/25/35(a)	11,881
19,277	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.20%, 7/25/35(a)	19,199
124,624	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 1.83%, 1/26/37(a)(b)	124,097
73,632	JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 2.83%, 1/27/47(a)(b)	74,249
224,352	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(b)	230,651
6,926	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.23%, 9/25/17(a)	7,110
4,253	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.40%, 2/25/34(a)	4,252
33,691	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.56%, 7/25/34(a)	33,371
45,555	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.15%, 12/25/34(a)	45,070
366,342	Morgan Stanley Capital, Inc., Series 04-SD3, Class A, 0.62%, 6/25/34(a)(b)(c)	366,670

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$105,246	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.46%, 8/25/34(a)	$105,443
64,361	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.76%, 8/25/34(a)	63,532
5,612	RAAC, Series 2004-SP2, Class A1, 5.90%, 1/25/17(a)	5,660
141,096	Sequoia Mortgage Trust, Series 12-2, Class A2, 3.50%, 4/25/42(a)	143,424
136,644	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.36%, 6/25/34(a)	135,069
27,854	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.43%, 12/25/35(a)	26,717
94,179	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.45%, 11/25/34(a)	93,014
105,164	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.46%, 12/25/34(a)	98,206
6,771	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.51%, 2/25/34(a)	6,801
492,303	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.53%, 4/25/34(a)	492,150
39,531	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.42%, 12/27/35(a)	31,655
61,579	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.45%, 7/25/33(a)	61,021
92,553	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.25%, 8/20/35(a)	54,068
5,489	Washington Mutual, Series 2006-AR8, Class 1A1, 2.24%, 8/25/46(a)	4,808
24,886	Washington Mutual, Series 2004-AR3, Class A2, 2.37%, 6/25/34(a)	25,269
25,224	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.58%, 7/25/44(a)	24,225
185,420	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.02%, 11/25/36(a)	163,782
30,484	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.24%, 9/25/36(a)	27,305
14,917	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.50%, 12/25/34(a)	15,105
56,422	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.59%, 8/25/33(a)	57,437
11,319	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.60%, 4/25/36(a)	10,980

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$19,176	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.61%, 6/25/34(a)	$19,379
21,876	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.61%, 7/25/34(a)	22,033
106,669	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.61%, 2/25/35(a)	107,042
31,401	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.62%, 6/25/34(a)	31,617
		6,534,022
Prime Fixed Mortgage Backed Securities (2.6%)
1,634	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	1,664
146,524	BNPP Mortgage Securities LLC, Series 2009-1, Class A1, 6.00%, 8/27/37(b)	152,690
1,619,022	CD Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	1,710,011
110,557	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(b)	111,929
204	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	205
60,709	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	63,785
226,264	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	249,176
22,713	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	24,747
130,722	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	133,418
1,262	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	1,261
26,602	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	27,149
263,417	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	269,170
108,268	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	109,838
49,902	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	52,322
176,601	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	92,431
85,584	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	93,200

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$67,671	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	$55,505
89,933	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	87,618
50,709	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	51,943
58,152	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	51,156
163,212	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	171,745
33,851	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	29,489
18,700	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	19,152
139,042	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18	139,673
26,208	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	26,365
11,326	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	11,665
17,942	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	19,100
5,916	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	5,981
17,056	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	17,366
228	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	230
1,893	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1,916
30,438	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	29,420
45,667	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	47,368
191,143	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	191,135
177,676	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	180,855
2,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,057
28,752	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	28,693
10,174	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	10,357
7,984	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	8,064

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$943	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	$956
21,995	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	22,539
243,119	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	249,559
94,444	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	98,735
		4,651,638
U.S. Government Agency Mortgage Backed Securities (19.9%)
1,998,032	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	1,871,376
67,466	Fannie Mae, 1.99%, 1/1/35, Pool #805386(a)	72,097
1,268,386	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	1,242,971
438,661	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	429,880
890,909	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	894,347
19,336	Fannie Mae, 2.31%, 6/1/32, Pool #725286(a)	20,423
29,838	Fannie Mae, 2.39%, 12/1/22, Pool #303247(a)	30,563
64,610	Fannie Mae, 2.41%, 2/1/30, Pool #556998(a)	65,035
483,101	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	494,562
4,262,796	Fannie Mae, Series 2013-50, Class BE, 2.50%, 8/25/42	4,254,432
20,032	Fannie Mae, 3.00%, 7/1/27, Pool #123496(a)	20,111
543,721	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	562,936
882,183	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	918,605
1,015,317	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	1,028,305
3,227,388	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	3,345,413
679	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	685
59,170	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(a)	65,398
7,485	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	8,145
25,209	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(a)	29,837
389	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	446
970	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	981
1,384	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	1,562
6,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	6,849
18,988	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(a)	20,729

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$807,378	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	$791,779
3,451,065	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	3,445,497
1,853	Freddie Mac, 1.63%, 3/1/17, Pool #350044(a)	1,907
16,924	Freddie Mac, 1.92%, 4/1/36, Pool #1N0148(a)	17,813
1,307,189	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	1,325,887
1,769,413	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	1,812,346
368,438	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	369,442
2,728,613	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	2,761,697
640,079	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	659,651
1,410,587	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	1,449,180
361,518	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	366,746
3,116,162	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	3,291,954
2,654,932	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	2,806,369
84,193	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	90,199
12,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	12,948
11,058	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	11,888
460	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	460
5,624	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	6,117
4,405	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	4,874
718	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	792
3,123	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	3,421
2,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	2,266
5,954	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	6,732
4,062	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	4,586
9,173	Government National Mortgage Assoc., 1.63%, 1/20/23, Pool #8123(a)	9,419
4,740	Government National Mortgage Assoc., 1.63%, 3/20/26, Pool #8832(a)	4,904
6,139	Government National Mortgage Assoc., 1.63%, 12/20/27, Pool #80141(a)	6,352
5,915	Government National Mortgage Assoc., 1.63%, 3/20/29, Pool #80263(a)	6,180
8,966	Government National Mortgage Assoc., 1.63%, 11/20/29, Pool #876947(a)	8,992
30,967	Government National Mortgage Assoc., 1.63%, 5/20/34, Pool #80916(a)	32,248

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$515,493	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	$473,855
9,391	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(a)	9,747
5,452	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(a)	5,478
4,422	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(a)	4,587
13,330	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(a)	13,775
306,481	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	314,618
859	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103(a)	879
169	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	192
200	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	223
48	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	50
495	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	523
		35,522,261
Total Mortgage Backed Securities		51,760,262

Corporate Bonds (10.8%)
Banking (1.2%)
2,250,000	JPMorgan Chase & Co., 1.88%, 3/20/15, MTN	2,260,428
Beverages (1.3%)
2,250,000	Anheuser-Busch InBev NV, 4.13%, 1/15/15	2,259,994
Diversified Financial Services (0.3%)
545,000	General Electric Capital Corp., 1.63%, 7/2/15	549,240
Electric Utilities (0.6%)
1,000,000	Wisconsin Electric Power Co., 6.25%, 12/1/15	1,056,420
Financial Services (2.1%)
1,357,000	American Express Centurion Bank, 0.88%, 11/13/15	1,360,214
500,000	American Express Credit Corp., 1.75%, 6/12/15, MTN	503,450
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	292,500
500,000	Preferred Term Securities IX, 2.04%, 4/3/33, Callable 1/12/15 @ 100 *(a)(e)	348,125
334,874	Preferred Term Securities V, 2.34%, 4/3/32, Callable 1/12/15 @ 100 *(a)(b)	150,693
406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (e)(f)	10,164
1,000,000	Westpac Banking Corp., 3.00%, 8/4/15	1,017,097
		3,682,243
Health Care Equipment & Supplies (0.7%)
1,200,000	Baxter International, Inc., 4.63%, 3/15/15	1,214,672

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Insurance (0.6%)
$1,000,000	MetLife Global Funding I, 1.70%, 6/29/15 (b)	$1,007,578
Internet (0.8%)
1,393,000	eBay, Inc., 1.35%, 7/15/17	1,387,038
Internet & Catalog Retail (0.7%)
1,250,000	eBay, Inc., 0.71%, 8/1/19 (a)	1,227,871
Oil-Integrated Companies (0.6%)
1,150,000	BP Capital Markets PLC, 1.38%, 5/10/18	1,134,681
Real Estate (1.6%)
2,865,000	Fishers Lane LLC, 2.03%, 4/5/17, Callable 1/12/15 @ 100 *(b)	2,861,620
Real Estate Investment Trusts (0.3%)
500,000	Arden Realty LP, 5.25%, 3/1/15, Callable 12/15/14 @ 100 *	500,000
Total Corporate Bonds		19,141,785

Municipal Bonds (0.3%)
Nevada (0.2%)
250,000	Carson City NV, GO, 4.50%, 3/1/28, Pre-refunded 3/1/15 @ 100, Insured by: NATL-RE	252,670
Texas (0.1%)
250,000	Lubbock Texas, GO, 5.13%, 2/15/24, Pre-refunded 2/15/15 @ 100, Insured by: AGM	252,495
Total Municipal Bonds		505,165

Shares or
Principal
Amount	Security Description	Value

U.S. Government Agency Securities (4.5%)
Fannie Mae Strips
$1,000,000	6.18%, 11/15/16 (f)	$985,927
Federal Home Loan Bank
1,050,000	1.00%, 10/21/19, Callable 1/21/15 @ 100 *(c)	1,051,189
Freddie Mac
3,500,000	1.00%, 9/29/17	3,500,741
2,125,000	1.00%, 12/18/19, Callable 3/18/15 @ 100 *(c)	2,125,903
396,194	Series 3819, 4.00%, 8/15/39	407,434
		6,034,078
Total U.S. Government Agency Securities		8,071,194

U.S. Treasury Obligations (46.4%)
U.S. Treasury Notes
12,000,000	0.25%, 5/15/15	12,012,192
14,000,000	0.25%, 9/15/15	14,017,500
15,000,000	0.25%, 2/29/16	15,005,865
8,000,000	0.38%, 4/30/16	8,015,624
3,000,000	0.75%, 12/31/17	2,981,016
10,000,000	0.88%, 11/30/16	10,078,120
5,000,000	0.88%, 4/15/17	5,025,780
7,000,000	1.00%, 10/31/16	7,074,375
8,000,000	2.00%, 4/30/16	8,198,752
Total U.S. Treasury Obligations		82,409,224

Investment in Affiliates (3.5%)
6,166,096	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	6,166,096
Total Investment in Affiliates		6,166,096
Total Investments (Cost $182,034,634) (h) — 101.0%		179,458,285
Liabilities in excess of other assets — (1.0)%		(1,825,930)
Net Assets — 100.0%		$177,632,355

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2014.
(d)	Issuer has defaulted on the payment of interest.
(e)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2014, illiquid securities were 0.2% of the Fund’s net assets.

(f)	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corp.
GO	General Obligation
MTN	Medium Term Note
NATL-RE	National Public Finance Guarantee Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (5.4%)
$529,492	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.88%, 10/25/34(a)	$520,381
707,956	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.38%, 12/23/37(a)(b)	61,946
931,884	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	81,540
223,849	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	229,208
24,406	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	25,068
435,547	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(c)	435,707
693,030	Raspro Trust, Series 2005-1A, Class G, 0.63%, 3/23/24(a)(c)	677,437
610,749	Renaissance Home Equity Loan Trust, Series 2004-2, Class AF4, 5.39%, 7/25/34(a)	619,579
124,873	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.70%, 9/25/33(a)	77,567
181,819	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(a)	184,302
Total Asset Backed Securities		2,912,735

Mortgage Backed Securities† (27.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.0%)
14,523	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	14,510
Alt-A - Fixed Rate Mortgage Backed Securities (3.5%)
39,413	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	39,218
126,448	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	116,723
42,188	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	42,177
35,157	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	36,356
45,106	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	45,921
143,334	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	113,336
141,546	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(a)	114,688
27,587	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	28,402
21,105	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	21,394

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$54,355	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	$57,915
24,999	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	26,126
114,441	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	119,363
49,285	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	50,176
15,871	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	17,149
50,173	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	52,106
59,477	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	60,946
50,080	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(a)	50,842
96,553	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	90,484
43,177	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	44,249
121,716	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	64,771
66,903	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(c)	59,052
12,951	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	13,020
19,390	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	19,809
32,487	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	32,157
118,801	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	124,310
35,525	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	34,040
36,445	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	30,576
57,651	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	43,401
82,838	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	71,065
125,472	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	114,726
117,008	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	102,781
		1,837,279
Prime Adjustable Rate Mortgage Backed Securities (2.9%)
26,840	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.79%, 11/20/34(a)	25,929

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$10,710	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.53%, 10/25/33(a)	$10,932
42,894	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.80%, 11/25/34(a)	42,316
57,536	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.49%, 8/25/34(a)	49,795
58,103	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.50%, 2/25/34(a)	56,227
58,458	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.30%, 4/25/37(a)	42,954
91,039	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 2.54%, 10/25/36(a)	80,941
141,366	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 2.58%, 2/25/35(a)	143,911
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 2.64%, 9/25/35(a)	624,183
17,325	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 2.71%, 4/25/36(a)	15,703
5,612	RAAC, Series 2004-SP2, Class A1, 5.90%, 1/25/17(a)	5,660
283,413	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS, Class A4, 0.80%, 3/25/35(a)	281,136
154,115	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.40%, 3/25/34(a)	154,640
46,276	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.25%, 8/20/35(a)	27,034
4,201	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 2.63%, 5/25/34(a)	4,198
		1,565,559
Prime Fixed Mortgage Backed Securities (1.5%)
55,627	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	54,948
9,250	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	9,329
20,670	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	21,174
32,214	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	31,060
21,062	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	21,336
24,348	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	26,854

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$5,215	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	$5,362
34,378	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	34,752
29,997	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	31,026
35,498	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	36,285
13,859	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	13,737
33,513	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	31,496
13,996	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	14,273
81,440	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	86,188
42,169	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	44,203
28,380	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	28,791
5,026	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	5,116
1,882	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	1,941
7,686	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	7,915
67,351	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	71,007
7,474	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	7,859
137,892	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	143,730
1,248	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1,264
17,628	Residential Funding Mortgage Securities I, Inc., Series 2003-S12, Class 2A1, 4.00%, 12/25/32	17,968
11,226	Residential Funding Mortgage Securities I, Inc., Series 2004-S5, Class 2A1, 4.50%, 5/25/19	11,378
23,717	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	23,716
918	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	927
399	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	403

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$18,858	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	$19,346
4,396	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33	4,412
2,012	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	2,123
		809,919
U.S. Government Agency Mortgage Backed Securities (19.5%)
249,754	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	233,922
211,398	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	207,162
1,461	Fannie Mae, Series 1992-45, Class F, 2.05%, 4/25/22(a)	1,439
7,798	Fannie Mae, 2.15%, 9/1/33, Pool #739372(a)	8,349
219,331	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	214,940
356,365	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	357,740
13,208	Fannie Mae, 2.48%, 1/1/37, Pool #906675(a)	14,169
431,626	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	430,233
241,550	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	247,281
989,222	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	977,625
4,483	Fannie Mae, 2.63%, 7/1/23, Pool #224951(a)	4,508
502,942	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	520,716
220,546	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	229,651
1,173,931	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	1,180,799
783,794	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	812,458
15,446	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	16,069
453	Fannie Mae, 6.00%, 4/1/35, Pool #735503	518
7,419	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	7,816
10	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	11
5,040	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	5,435
4,049	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	4,559
21,879	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	25,646
1,298	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	1,513
6,232	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	7,018

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$4,014	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	$4,492
631	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	707
2,404	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	2,691
980	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	1,085
1,129	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	1,271
613	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	691
201,845	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	197,945
482,948	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	482,169
455	Freddie Mac, Series 1222, Class P, 1.92%, 3/15/22(a)	466
442,353	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	453,087
571,959	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	578,894
470,196	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	483,060
52,547	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	53,313
766,561	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	776,541
801,299	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	846,502
660,318	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	697,982
26,570	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	27,310
37,422	Freddie Mac, 5.09%, 8/1/34, Pool #755230(a)	39,552
1,737	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	1,807
9,362	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	10,223
4,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	4,462
5,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	5,395
7,406	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	8,179
7,137	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	7,969
5,082	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	5,721
2,591	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	2,890
5,906	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	6,757
1,955	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	2,182
10,097	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	11,372
14,093	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	15,935

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,231	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	$1,348
1,103	Freddie Mac, 9.00%, 5/1/16, Pool #170164	1,139
1,289	Freddie Mac, 9.00%, 6/1/16, Pool #170171	1,343
1,676	Freddie Mac, 9.00%, 9/1/16, Pool #170192	1,746
110,463	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	101,540
8,511	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	8,640
218	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	258
4,840	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	5,073
1,408	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	1,593
222	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	253
620	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	701
3,097	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	3,486
10,784	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	12,458
11,242	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	12,629
588	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	601
		10,393,035
Total Mortgage Backed Securities		14,620,302

Corporate Bonds (10.1%)
Computers & Peripherals (0.8%)
400,000	Hewlett-Packard Co., 3.00%, 9/15/16	412,138
Financial Services (4.6%)
484,427	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	511,745
500,000	Preferred Term Securities IX, 2.04%, 4/3/33, Callable 1/12/15 @ 100 *(a)(b)	348,125
500,000	Preferred Term Securities XI, Class B-1, 1.83%, 9/24/33, Callable 1/12/15 @ 100 *(a)(b)	315,000
973,987	Preferred Term Securities XX, Class B-2, 0.68%, 3/22/38, Callable 1/12/15 @ 100 *(a)(c)	574,653
406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)(d)	10,164
1,087,196	Preferred Term Securities XXVI, Series B-2, 0.79%, 9/22/37, Callable 1/12/15 @ 100 *(a)(c)	698,522
		2,458,209
Internet & Catalog Retail (0.7%)
400,000	eBay, Inc., 0.71%, 8/1/19 (a)	392,919
IT Services (0.7%)
400,000	IBM Corp., 1.63%, 5/15/20	386,511

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Oil-Integrated Companies (0.7%)
$400,000	BP Capital Markets PLC, 2.75%, 5/10/23	$382,093
Real Estate (1.7%)
900,000	Fishers Lane LLC, 2.03%, 4/5/17, Callable 1/12/15 @ 100 *(c)	898,938
Security Brokers & Dealers (0.8%)
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	110
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	419,039
		419,149
Telecommunications (0.1%)
50,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/12/15 @ 101 *	50,460
Total Corporate Bonds		5,400,417

Taxable Municipal Bonds (1.2%)
Illinois (0.9%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	499,500
Missouri (0.3%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100 *	167,977
Total Taxable Municipal Bonds		667,477

U.S. Government Agency Securities (11.8%)
Fannie Mae
500,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(f)	501,091
Fannie Mae Strips
1,000,000	6.18%, 11/15/16 (d)	985,926
Federal Home Loan Bank
500,000	0.50%, 8/28/19, Callable 2/28/15 @ 100 *(f)	500,392
2,100,000	0.50%, 4/27/18, Callable 1/27/15 @ 100 *(f)	2,100,963
500,000	1.00%, 10/21/19, Callable 1/21/15 @ 100 *(f)	500,566
450,000	1.00%, 10/9/24, Callable 1/9/15 @ 100 *(f)	450,230
800,000	2.79%, 2/19/21, Callable 2/19/15 @ 100 *	803,345
		4,355,496
Freddie Mac
500,000	1.00%, 12/18/19, Callable 3/18/15 @ 100 *(f)	500,213
Total U.S. Government Agency Securities		6,342,726

U.S. Treasury Obligations (41.9%)
U.S. Treasury Bonds
250,000	3.00%, 5/15/42	254,942
275,000	4.25%, 11/15/40	347,080
		602,022
U.S. Treasury Inflation Index Bonds
1,583,000	0.13%, 1/15/23	1,600,936
U.S. Treasury Notes
1,500,000	0.25%, 9/15/15	1,501,875
700,000	0.75%, 3/15/17	702,188
2,050,000	0.88%, 5/15/17	2,058,969

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations, continued:
U.S. Treasury Notes, continued:
$4,000,000	1.00%, 10/31/16	$4,042,500
1,500,000	1.38%, 6/30/18	1,512,891
500,000	1.50%, 7/31/16	509,571
4,500,000	1.50%, 5/31/19	4,517,576
500,000	2.13%, 5/31/15	505,156
3,000,000	2.13%, 2/29/16	3,071,250

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations, continued:
U.S. Treasury Notes, continued:
$1,750,000	2.50%, 5/15/24	$1,799,355
Total U.S. Treasury Obligations		22,424,289

Investment in Affiliates (2.9%)
1,572,366	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	1,572,366
Total Investment in Affiliates		1,572,366
Total Investments (Cost $56,468,771) (h) — 100.7%		53,940,312
Liabilities in excess of other assets — (0.7)%		(353,654)
Net Assets — 100.0%		$53,586,658

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2014, illiquid securities were 1.5% of the Fund’s net assets.

(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Rate represents the effective yield at purchase.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2014.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation
MBIA	Municipal Bond Insurance Association

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities (1.8%)
$544,582	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.38%, 12/23/37(a)(b)	$47,651
931,884	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	81,540
449,460	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	460,221
46,371	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	47,629
696,875	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(c)	697,131
12,887	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(a)	13,090
145,416	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(c)	141,974
Total Asset Backed Securities		1,489,236

Mortgage Backed Securities† (30.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
128,537	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.56%, 11/25/36(a)	88,134
57,956	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	59,800
187,501	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	175,063
		322,997
Alt-A - Fixed Rate Mortgage Backed Securities (3.3%)
40,528	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	37,068
57,608	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	50,069
75,869	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	70,034
45,646	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	34,996
176,749	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	167,990
294,484	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	259,489
28,037	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	29,725
59,255	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	49,531
374,790	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	316,636
369,900	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	299,423

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$70,911	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	$75,607
13,557	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	13,692
101,969	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	103,356
154,673	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	160,013
96,232	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	101,967
143,051	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	149,203
49,285	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	50,176
59,919	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	61,183
11,594	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	12,088
31,849	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	33,683
52,065	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	43,680
514,323	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	467,384
221,366	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	178,393
		2,765,386
Prime Adjustable Rate Mortgage Backed Securities (1.6%)
380,206	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.38%, 2/25/36(a)(c)	379,722
851,030	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.55%, 8/25/35(a)	835,327
22,939	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.14%, 6/25/36(a)	20,379
69,072	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.13%, 4/25/29(a)	67,993
17,478	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 5.14%, 6/25/36(a)	15,355
23,138	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.25%, 8/20/35(a)	13,517
		1,332,293
Prime Fixed Mortgage Backed Securities (3.9%)
13,100	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	13,278
665	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	665
377	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	384
5,844	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	5,934
316,276	Chaseflex Trust, Series 2006-2, Class A5, 5.40%, 9/25/36(a)	297,481

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$38,215	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	$39,405
57,278	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	58,023
43,342	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	27,408
44,084	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	45,182
75,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	76,648
1,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	1,029
109,956	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	113,813
6,379	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	6,674
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	23,763
67,888	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	69,346
148,365	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	150,014
24,254	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	25,358
27,255	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	28,826
248,556	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	212,387
28,515	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	29,002
204,511	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	152,937
24,376	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	23,062
513	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	529
6,785	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(a)	7,065
84,508	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.09%, 4/25/36(a)	79,088
62,742	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	63,325
67,443	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(c)	70,969
19,974	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	20,737
6,658	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	6,912

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$11,675	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	$11,858
84,496	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	89,082
12,970	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	13,397
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	230,584
322,570	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	325,656
832	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	842
8,611	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	8,712
27,406	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	28,062
72,592	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	74,582
44,747	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	20,187
637,595	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	571,916
33,146	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	35,763
180,702	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	190,705
19,441	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	20,054
		3,270,644
U.S. Government Agency Mortgage Backed Securities (20.8%)
300,000	Fannie Mae, 1.63%, 10/26/15	303,771
676,472	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	662,918
438,661	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	429,880
445,457	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	447,176
29,593	Fannie Mae, 2.43%, 12/1/27, Pool #422279(a)	29,793
721,270	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	718,942
483,101	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	494,562
741,916	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	733,220
543,721	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	562,936

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$220,546	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	$229,651
757,700	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	767,392
1,290,955	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	1,338,166
183,103	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	192,970
1,425	Fannie Mae, 4.50%, 5/1/19, Pool #761398	1,513
365	Fannie Mae, 5.00%, 3/1/18, Pool #688031	385
1,676	Fannie Mae, 5.00%, 8/1/33, Pool #730856	1,863
703	Fannie Mae, 5.00%, 7/1/35, Pool #832198	781
994	Fannie Mae, 5.50%, 2/1/33, Pool #683351	1,122
465	Fannie Mae, 5.50%, 9/1/34, Pool #725773	524
9,294	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	10,380
7,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	7,814
8,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	8,954
26,290	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	29,635
23,896	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	26,827
94,109	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.08%, 8/25/42(a)	101,719
44,360	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(a)	47,781
444,058	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	435,479
261,438	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	265,177
23,142	Freddie Mac, 2.25%, 4/1/24, Pool #409624(a)	23,526
691,485	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	712,682
1,283,030	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	1,305,662
944,520	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	955,972
89,531	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	91,527
118,230	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	119,954
715,174	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	737,941
1,149,842	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	1,164,812
886,314	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	917,710
196,402	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	205,571
338,256	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	340,063

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,335,498	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	$1,410,838
1,115,709	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	1,179,349
26,570	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	27,310
7,590	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	8,292
740	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	837
6,495	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	7,174
3,439	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	3,913
35,225	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	39,636
693	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	758
2,222	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	2,329
10,662	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	12,009
184,105	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	169,234
148,154	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	155,291
7,108	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	7,754
15,937	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	18,172
9,726	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	10,750
227	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	255
5,191	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	5,841
		17,486,493
Total Mortgage Backed Securities		25,177,813

Corporate Bonds (4.8%)
Financial Services (2.1%)
726,640	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	767,618
1,000,000	Preferred Term Securities IX, Series 144, 2.04%, 4/3/33, Callable 1/12/15 @ 100 *(a)(b)	696,251
500,000	Preferred Term Securities XI, Class B-1, 1.83%, 9/24/33, Callable 1/12/15 @ 100 *(a)(b)	315,000
203,271	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)(d)	5,082
		1,783,951
IT Services (0.7%)
600,000	IBM Corp., 1.63%, 5/15/20	579,766
Oil-Integrated Companies (0.7%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	573,139

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Security Brokers & Dealers (1.0%)
$700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	$70
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	803,636
		803,706
Telecommunications (0.3%)
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/12/15 @ 101 *	127,160
135,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/12/15 @ 101 *	136,242
		263,402
Total Corporate Bonds		4,003,964

Taxable Municipal Bonds (0.3%)
Missouri (0.3%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100 *	137,435
80,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	84,076
Total Taxable Municipal Bonds		221,511

U.S. Government Agency Securities (11.8%)
Fannie Mae
1,000,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(f)	1,002,182
Fannie Mae Strips
500,000	6.18%, 11/15/16 (d)	492,964
Federal Home Loan Bank
750,000	0.50%, 8/28/19, Callable 2/28/15 @ 100 *(f)	750,587
1,500,000	0.50%, 4/27/18, Callable 1/27/15 @ 100 *(f)	1,500,688

Shares or
Principal
Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Federal Home Loan Bank, continued:
$750,000	1.00%, 10/21/19, Callable 1/21/15 @ 100 *(f)	$750,849
900,000	1.00%, 10/9/24, Callable 1/9/15 @ 100 *(f)	900,459
1,500,000	1.00%, 8/7/24, Callable 2/7/15 @ 100 *(f)	1,500,659
100,000	1.25%, 10/29/21, Callable 1/29/15 @ 100 *(f)	98,185
1,200,000	2.79%, 2/19/21, Callable 2/19/15 @ 100 *	1,205,017
		6,706,444
Freddie Mac
1,700,000	1.00%, 12/18/19, Callable 3/18/15 @ 100 *(f)	1,700,722
Total U.S. Government Agency Securities		9,902,312

U.S. Treasury Obligations (48.6%)
U.S. Treasury Bonds
3,544,000	3.00%, 5/15/42	3,614,051
925,000	4.25%, 11/15/40	1,167,451
		4,781,502
U.S. Treasury Inflation Index Bonds
2,473,000	0.13%, 1/15/23	2,501,020
U.S. Treasury Notes
1,000,000	0.25%, 9/15/15	1,001,250
1,500,000	0.50%, 6/30/16	1,504,571
8,875,000	0.88%, 5/15/17	8,913,827
6,000,000	1.00%, 10/31/16	6,063,750
250,000	1.25%, 8/31/15	252,149
1,000,000	1.50%, 7/31/16	1,019,141
9,700,000	1.50%, 5/31/19	9,737,887
500,000	1.75%, 5/31/16	511,055
2,250,000	2.50%, 5/15/24	2,313,457
2,200,000	2.75%, 11/15/23	2,314,125
Total U.S. Treasury Obligations		40,913,734

Investment in Affiliates (4.4%)
3,707,537	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	3,707,537
Total Investment in Affiliates		3,707,537
Total Investments (Cost $87,080,902) (h) — 101.7%		85,416,107
Liabilities in excess of other assets — (1.7)%		(1,408,452)
Net Assets — 100.0%		$84,007,655

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2014, illiquid securities were 1.4% of the Fund’s net assets.

(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Rate represents the effective yield at purchase.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2014.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MBIA	Municipal Bond Insurance Association
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (48.5%)
Aerospace & Defense (1.2%)
790	Alliant Techsystems, Inc.	$89,807
708	Lockheed Martin Corp.	135,624
526	Northrop Grumman Corp.	74,129
84	Precision Castparts Corp.	19,984
1,738	Raytheon Co.	185,445
1,011	The Boeing Co.	135,838
1,572	United Parcel Service, Inc., Class B	172,794
		813,621
Airlines (0.8%)
5,922	Alaska Air Group, Inc.	349,575
1,701	American Airlines Group, Inc.	82,550
1,686	Southwest Airlines Co.	70,509
227	United Continental Holdings, Inc.(a)	13,899
		516,533
Apparel Manufacturers (0.7%)
3,955	Foot Locker, Inc.	226,582
403	NIKE, Inc., Class B	40,014
112	Ralph Lauren Corp.	20,709
2,101	VF Corp.	157,932
		445,237
Auto Components (0.0%)
95	BorgWarner, Inc.	5,373
Auto Manufacturers (0.3%)
11,983	Ford Motor Co.	188,493
Auto Parts & Equipment (0.3%)
106	Advance Auto Parts, Inc.	15,590
1,873	Gentex Corp.	66,604
216	Lear Corp.	20,717
487	O’Reilly Automotive, Inc.(a)	88,994
		191,905
Automobiles (0.1%)
1,016	Thor Industries, Inc.	59,700
Banking (2.1%)
3,255	BB&T Corp.	122,355
192	Comerica, Inc.	8,949
998	East West Bancorp, Inc.	36,696
2,370	First Niagara Financial Group, Inc.	19,363
11,521	FNB Corp.	145,049
3,943	JPMorgan Chase & Co.	237,211
1,479	KeyCorp.	19,967
2,653	PNC Financial Services Group	232,058
91	Signature Bank(a)	11,036
611	SVB Financial Group(a)	64,247
399	TCF Financial Corp.	6,192
4,925	U.S. Bancorp	217,685
5,275	Wells Fargo & Co.	287,381
		1,408,189
Beverages (1.1%)
89	Brown-Forman Corp., Class B	8,637
1,108	Constellation Brands, Inc., Class A(a)	106,811
113	Dr Pepper Snapple Group, Inc.	8,362
1,553	Molson Coors Brewing Co., Class B	120,125
2,034	Monster Beverage Corp.(a)	228,113
1,728	PepsiCo, Inc.	172,973
2,291	The Coca-Cola Co.	102,706
		747,727
Biotechnology (1.3%)
1,522	Alexion Pharmaceuticals, Inc.(a)	296,639
1,369	Amgen, Inc.	226,309
436	Biogen Idec, Inc.(a)	134,153

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Biotechnology, continued:
1,188	BioMarin Pharmaceutical, Inc.(a)	$106,587
521	Celgene Corp.(a)	59,232
102	Intercept Pharmaceuticals, Inc.(a)	14,660
1,939	Myriad Genetics, Inc.(a)	65,015
		902,595
Broadcasting/Cable (0.5%)
262	CBS Corp., Class B	14,379
5,198	Comcast Corp., Class A	296,494
161	Time Warner Cable, Inc.	24,034
		334,907
Building Materials (0.2%)
1,554	The Valspar Corp.	130,396
Building Products (0.1%)
391	Lennox International, Inc.	36,625
Business Equipment & Services (0.1%)
847	Paychex, Inc.	40,156
Capital Markets (0.6%)
970	Federated Investors, Inc., Class B	30,497
1,352	Invesco Ltd.	54,567
829	Legg Mason, Inc.	47,046
443	LPL Financial Holdings, Inc.	18,903
4,147	New Mountain Finance Corp.	62,578
2,342	Raymond James Financial, Inc.	131,854
1,067	SEI Investments Co.	42,285
		387,730
Chemicals (0.6%)
562	Airgas, Inc.	64,984
1,109	Cytec Industries, Inc.	53,343
931	Ecolab, Inc.	101,433
690	Lyondellbasell Industries NV	54,413
72	Monsanto Co.	8,634
695	Praxair, Inc.	89,224
69	Sigma-Aldrich Corp.	9,425
90	The Mosaic Co.	4,119
		385,575
Commercial Services & Supplies (0.4%)
218	Cintas Corp.	15,947
265	Corrections Corp. of America	9,606
3,677	Knoll, Inc.	68,135
153	Republic SVCS, Inc.	6,060
789	Stericycle, Inc.(a)	101,718
1,300	Total System Services, Inc.	42,887
316	Waste Management, Inc.	15,399
		259,752
Commodity Chemicals (0.2%)
2,136	Westlake Chemical Corp.	135,850
Communications Equipment (0.2%)
625	Commscope Holding Co., Inc.(a)	13,875
887	Harris Corp.	63,572
1,596	Juniper Networks, Inc.	35,367
		112,814
Computer Software & Services (1.6%)
5,410	EMC Corp.	164,193
174	FactSet Research Systems, Inc.	23,848
13,613	Microsoft Corp.	650,837
180	Motorola Solutions, Inc.	11,830
2,733	Oracle Corp.	115,907
2,004	VeriSign, Inc.(a)	120,440
		1,087,055

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Computers & Peripherals (2.5%)
9,948	Apple, Inc.	$1,183,115
6,070	Cisco Systems, Inc.	167,774
2,961	Hewlett-Packard Co.	115,657
383	International Business Machines Corp.	62,111
2,103	Lexmark International, Inc., Class A	90,135
167	NetApp, Inc.	7,106
		1,625,898
Construction & Engineering (0.1%)
2,067	AECOM Technology Corp.(a)	66,164
549	Quanta Services, Inc.(a)	16,745
		82,909
Construction Materials (0.1%)
812	Eagle Materials, Inc.	66,901
Consumer Finance (0.0%)
77	American Express Co.	7,116
Consumer Products (0.5%)
486	Church & Dwight Co., Inc.	37,281
528	Colgate-Palmolive Co.	36,744
166	Snap-on, Inc.	22,465
74	The Clorox Co.	7,520
132	The Estee Lauder Cos., Inc., Class A	9,786
2,830	The Procter & Gamble Co.	255,917
		369,713
Containers & Packaging (0.1%)
1,142	Ball Corp.	76,594
295	Bemis Co., Inc.	11,782
131	Crown Holdings, Inc.(a)	6,485
		94,861
Department Stores (0.0%)
35	Fleetcor Technologies, Inc.(a)	5,316
Distribution/Wholesale (0.1%)
564	Fastenal Co.	25,493
89	Genuine Parts Co.	9,147
552	LKQ Corp.(a)	16,036
		50,676
Diversified Consumer Services (0.1%)
2,664	Hillenbrand, Inc.	85,674
Diversified Financial Services (0.6%)
1,473	Berkshire Hathaway, Inc., Class B(a)	219,021
186	CBOE Holdings, Inc.	11,143
781	Goldman Sachs Group, Inc.	147,148
609	Leucadia National Corp.	14,086
466	Moody’s Corp.	47,071
		438,469
Diversified Manufacturing Operations (1.6%)
1,506	3M Co.	241,096
7,614	Corning, Inc.	160,046
2,303	Danaher Corp.	192,439
1,164	Honeywell International, Inc.	115,317
2,364	Johnson & Johnson	255,903
1,537	Packaging Corp. of America	114,168
		1,078,969
Diversified Telecommunication Services (0.0%)
2,097	Windstream Holdings, Inc.	21,201
Education Services (0.0%)
682	DeVry Education Group, Inc.	33,323
Electric Integrated (0.1%)
268	Integrys Energy Group, Inc.	19,521
2,205	Pepco Holdings, Inc.	60,637
450	PPL Corp.	15,989
		96,147

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Electric Utilities (0.8%)
2,753	Ameren Corp.	$118,681
141	American Electric Power Co., Inc.	8,115
1,522	Cleco Corp.	81,777
283	Duke Energy Corp.	22,895
2,014	Edison International	128,009
755	Entergy Corp.	63,345
633	Great Plains Energy, Inc.	16,566
222	Hawaiian Electric Industries, Inc.	6,258
905	ITC Holdings Corp.	34,381
252	NextEra Energy, Inc.	26,306
114	Northeast Utilities	5,773
		512,106
Electrical Components & Equipment (0.0%)
142	AMETEK, Inc.	7,236
120	Eaton Corp. PLC	8,140
137	Hubbell, Inc., Class B	14,632
80	Rockwell Automation, Inc.	9,233
		39,241
Electrical Equipment (0.1%)
616	Acuity Brands, Inc.	85,131
Electronic Components/Instruments (0.4%)
2,046	Agilent Technologies, Inc.	87,446
180	Amphenol Corp., Class A	9,653
153	Emerson Electric Co.	9,754
217	L-3 Communications Holdings, Inc.	27,038
1,129	Thermo Fisher Scientific, Inc.	145,969
		279,860
Electronic Equipment, Instruments & Components (0.0%)
334	Avnet, Inc.	14,626
Energy Equipment & Services (0.1%)
398	Atwood Oceanics, Inc.(a)	12,772
144	Cameron International Corp.(a)	7,384
136	FMC Technologies, Inc.(a)	6,497
175	Oceaneering International, Inc.	10,974
		37,627
Entertainment (0.1%)
2,154	Regal Entertainment Group, Class A	49,736
Financial Services (0.9%)
4,437	Bank of America Corp.	75,606
399	Discover Financial Services	26,154
752	Eaton Vance Corp.	31,426
229	Franklin Resources, Inc.	13,021
2,048	SLM Corp.	19,825
1,580	T. Rowe Price Group, Inc.	131,883
2,312	The NASDAQ OMX Group, Inc.	103,832
640	Visa, Inc., Class A	165,242
929	Waddell & Reed Financial, Inc., Class A	44,666
		611,655
Food & Staples Retailing (0.4%)
259	Bunge Ltd.	23,509
2,608	CVS Caremark Corp.	238,267
		261,776
Food Products (1.5%)
1,844	Cal-Maine Foods, Inc.	77,227
1,582	ConAgra Foods, Inc.	57,775
355	General Mills, Inc.	18,726
906	Hain Celestial Group, Inc.(a)	102,577

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Food Products, continued:
1,458	Hershey Co.	$146,208
307	Ingredion, Inc.	25,552
148	Kellogg Co.	9,805
82	Keurig Green Mountain, Inc.	11,655
343	Kraft Foods Group, Inc.	20,638
1,069	Mead Johnson Nutrition Co.	111,005
2,124	Mondelez International, Inc.	83,261
3,084	Oritani Financial Corp.	44,872
2,981	Pinnacle Foods, Inc.	101,443
4,741	Tyson Foods, Inc., Class A	200,735
383	Whitewave Foods Co., Class A(a)	14,029
		1,025,508
Food Products & Services (0.9%)
100	Campbell Soup Co.	4,528
2,199	Hormel Foods Corp.	116,723
3,367	Sysco Corp.	135,555
5,586	The Kroger Co.	334,267
273	Whole Foods Market, Inc.	13,385
		604,458
Gas (0.2%)
518	Sempra Energy	57,876
1,916	UGI Corp.	72,253
		130,129
Gas Utilities (0.1%)
668	Atmos Energy Corp.	35,872
Health Care Equipment & Supplies (0.9%)
313	Baxter International, Inc.	22,849
984	Edwards Lifesciences Corp.(a)	127,605
591	Hill-Rom Holdings, Inc.	27,044
1,830	Medtronic, Inc.	135,183
741	Qiagen NV(a)	17,732
184	ResMed, Inc.	9,789
2,436	Smith & Nephew PLC ADR	84,554
1,820	St. Jude Medical, Inc.	123,687
686	The Cooper Cos., Inc.	115,865
72	Zimmer Holdings, Inc.	8,085
		672,393
Health Care Providers & Services (1.4%)
88	Aetna, Inc.	7,677
2,068	Brookdale Senior Living, Inc.(a)	73,249
172	Cerner Corp.(a)	11,077
631	Community Health System, Inc.(a)	29,707
62	Express Scripts Holding Co.(a)	5,155
507	HCA Holdings, Inc.(a)	35,333
3,078	Health Net, Inc.(a)	158,148
210	Laboratory Corp. of America Holdings(a)	21,974
633	LifePoint Hospitals, Inc.(a)	43,797
475	McKesson Corp.	100,111
1,646	Omnicare, Inc.	115,747
1,761	UnitedHealth Group, Inc.	173,688
55	Universal Health Services, Inc.	5,754
1,964	VCA Antech, Inc.(a)	92,956
820	WellPoint, Inc.	104,886
		979,259
Hotels, Restaurants & Leisure (0.9%)
1,932	Brinker International, Inc.	108,830
206	Chipotle Mexican Grill, Inc.(a)	136,706
186	Hyatt Hotels Corp.(a)	10,961
1,908	Marriott International, Inc., Class A	150,330

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Hotels, Restaurants & Leisure, continued:
1,306	Royal Caribbean Cruises Ltd.	$96,304
2,372	Six Flags Entertainment Corp.	96,422
666	Wyndham Worldwide Corp.	55,518
101	Wynn Resorts Ltd.	18,040
		673,111
Household Durables (0.8%)
1,395	Harman International INDS, Inc.	151,400
3,335	Jarden Corp.(a)	147,218
1,147	Leggett & Platt, Inc.	48,277
76	NVR, Inc.(a)	95,659
2,480	Toll Brothers, Inc.(a)	86,775
279	Tupperware Brands Corp.	18,763
		548,092
Household Products (0.1%)
1,616	The Scotts Miracle-Gro Co.	98,624
Industrial Conglomerates (0.1%)
3,670	General Electric Co.	97,218
Insurance (1.6%)
95	ACE Ltd.	10,862
15,431	Aegon NV NYS	121,133
80	American Financial Group	4,831
1,944	American International Group, Inc.	106,531
183	Arthur J. Gallagher & Co.	8,775
741	Aspen Insurance Holdings, Ltd.	32,774
938	Axis Capital Holdings Ltd.	46,947
339	Cincinnati Financial Corp.	17,272
35	Everest Re Group Ltd.	6,139
1,741	FNF Group	56,408
150	HCC Insurance Holdings, Inc.	7,961
2,202	Marsh & McLennan Cos., Inc.	124,611
1,017	Principal Financial Group, Inc.	54,176
119	Progressive Corp.	3,242
1,052	Prudential Financial, Inc.	89,399
1,103	The Allstate Corp.	75,169
696	The Chubb Corp.	71,723
680	Torchmark Corp.	36,550
999	Travelers Companies, Inc.	104,346
3,454	XL Group PLC	122,686
		1,101,535
Integrated Oil & Gas (1.1%)
1,098	Chevron Corp.	119,539
5,145	Exxon Mobil Corp.	465,829
1,431	Royal Dutch Shell PLC ADR	95,032
		680,400
Internet (0.9%)
3,656	Facebook, Inc., Class A(a)	284,072
242	Google, Inc., Class A(a)	132,877
310	Google, Inc., Class C(a)	167,967
		584,916
Internet & Catalog Retail (0.1%)
109	Amazon.com, Inc.(a)	36,912
473	Liberty TripAdvisor Holdings, Inc., Class A(a)	12,397
473	Liberty Ventures(a)	17,331
12	Priceline.com, Inc.(a)	13,922
		80,562
Internet Software & Services (0.3%)
362	IAC/InterActiveCorp.	23,631
241	Twitter, Inc.(a)	10,059
3,358	Yahoo!, Inc.(a)	173,744
		207,434

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Investment Banking & Brokerage (0.0%)
584	Lazard Ltd., Class A	$30,088
IT Services (0.7%)
149	Accenture PLC	12,863
165	Automatic Data Processing, Inc.	14,131
2,370	Broadridge Financial Solutions, Inc.	107,337
351	Cognizant Technology Solutions Corp.(a)	18,950
1,606	Computer Sciences Corp.	101,788
134	DST Systems, Inc.	13,300
744	Fidelity National Services, Inc.	45,525
1,531	Fiserv, Inc.(a)	109,452
580	MasterCard, Inc., Class A	50,628
		473,974
Life Sciences Tools & Services (0.1%)
945	Bruker Corp.(a)	18,125
215	Charles River Labs International, Inc.(a)	13,921
303	Illumina, Inc.(a)	57,840
		89,886
Machinery (0.7%)
395	Crane Co.	23,317
106	Cummins, Inc.	15,436
210	Deere & Co.	18,190
642	Flowserve Corp.	37,795
520	Illinois Tool Works, Inc.	49,364
829	Lincoln Electric Holdings, Inc.	59,721
372	Middleby Corp.(a)	35,578
2,018	Oshkosh Corp.	91,617
28	Parker Hannifin Corp.	3,613
58	Roper Industries, Inc.	9,154
450	Trinity Industries, Inc.	14,427
226	United Technologies Corp.	24,878
1,202	Wabtec Corp.	106,364
		489,454
Marine (0.0%)
195	Kirby Corp.(a)	18,747
Media (1.1%)
2,080	AMC Networks, Inc.(a)	134,909
2,198	AOL, Inc.(a)	101,460
2,186	Cablevision Systems Corp.	44,420
2,112	Cinemark Holdings, Inc.	76,687
40	Scripps Networks Interactive	3,127
1,218	Time Warner, Inc.	103,676
550	Twenty-First Century Fox, Inc.	20,240
151	Viacom, Inc., Class B	11,420
2,716	Walt Disney Co.	251,256
		747,195
Medical Equipment & Supplies (0.3%)
81	Becton, Dickinson & Co.	11,367
984	PerkinElmer, Inc.	44,742
752	Sirona Dental Systems, Inc.(a)	64,965
1,053	Stryker Corp.	97,835
		218,909
Metals & Mining (0.2%)
1,413	Compass Minerals International, Inc.	123,002
Multiline Retail (0.2%)
1,762	Dollar General Corp.(a)	117,596

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Multi-Utilities (0.2%)
396	Alliant Energy Corp.	$24,897
94	Consolidated Edison, Inc.	5,936
104	Public Service Enterprise Group, Inc.	4,345
1,845	Wisconsin Energy Corp.	91,143
		126,321
Oil & Gas Drilling (0.2%)
299	Helmerich & Payne, Inc.	20,795
4,654	Patterson-UTI Energy, Inc.	82,330
428	Unit Corp.(a)	16,358
		119,483
Oil & Gas Equipment & Services (0.1%)
1,012	Schlumberger Ltd.	86,981
381	Superior Energy Services, Inc.	7,357
		94,338
Oil & Gas Exploration & Production (0.5%)
1,890	ConocoPhillips	124,872
1,601	EOG Resources, Inc.	138,839
1,170	Whiting Petroleum Corp.(a)	48,871
		312,582
Oil & Gas Exploration, Production and Services (0.2%)
573	CVR Energy, Inc.	26,667
633	Dril-Quip, Inc.(a)	50,482
1,005	Murphy Oil Corp.	48,662
783	Questar Corp.	18,784
1,086	Ultra Petroleum Corp.(a)	21,557
		166,152
Oil & Gas Refining & Marketing (0.0%)
184	Marathon Petroleum Corp.	16,577
Oil & Gas Storage and Transportation (0.6%)
2,254	Kinder Morgan, Inc.	93,203
3,452	Spectra Energy Corp.	130,762
3,044	The Williams Cos., Inc.	157,527
		381,492
Oil, Gas & Consumable Fuels (0.2%)
514	Cabot Oil & Gas Production	16,983
274	Hess Corp.	19,983
406	Pioneer Natural Resources Co.	58,151
488	QEP Resources, Inc.	9,975
907	RPC, Inc.	12,054
163	SM Energy Co.	7,082
		124,228
Oil-Integrated Companies (0.2%)
1,322	Marathon Oil Corp.	38,232
1,432	Occidental Petroleum Corp.	114,231
		152,463
Paper & Forest Products (0.4%)
2,500	International Paper Co.	134,550
865	Kimberly-Clark Corp.	100,850
1,335	MeadWestvaco Corp.	59,808
		295,208
Pharmaceuticals (2.3%)
866	Abbott Laboratories	38,546
2,568	Abbvie, Inc.	177,706
399	Actavis PLC(a)	107,973
102	Allergan, Inc.	21,817
5,083	Bristol-Myers Squibb Co.	300,151
1,003	Eli Lilly & Co.	68,324
1,830	Gilead Sciences, Inc.(a)	183,586
582	Hospira, Inc.(a)	34,710
116	Mallinckrodt PLC(a)	10,698

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Pharmaceuticals, continued:
315	Medivation, Inc.(a)	$36,505
6,940	Merck & Co., Inc.	419,175
28	Perrigo Co. PLC	4,485
2,761	Roche Holding AG ADR	103,427
1,182	Sanofi-Aventis ADR	57,079
200	Zoetis, Inc.	8,986
		1,573,168
Professional Services (0.2%)
2,008	Nielsen Holdings NV	83,874
1,249	Robert Half International, Inc.	70,931
		154,805
Property & Casualty Insurance (0.2%)
608	Endurance Specialty Holdings Ltd.	35,860
498	Hanover Insurance Group, Inc.	35,497
148	W.R. Berkley Corp.	7,732
		79,089
Railroads (0.1%)
2,046	CSX Corp.	74,659
Real Estate Investment Trusts (1.8%)
6,700	Annaly Capital Management, Inc.	77,184
229	Apartment Investment & Management Co., Class A	8,530
75	AvalonBay Communities, Inc.	12,059
729	CBRE Group, Inc., Class A(a)	24,596
3,790	Chesapeake Lodging Trust	128,329
1,109	Douglas Emmett, Inc.	30,875
1,279	Equity Commonwealth	32,525
208	Equity Residential	14,735
5,668	General Growth Properties, Inc.	151,676
264	HCP, Inc.	11,827
177	Health Care REIT, Inc.	13,038
143	Home Properties, Inc.	9,322
3,413	Host Hotels & Resorts, Inc.	79,318
1,329	Jones Lang LaSalle, Inc.	193,582
3,628	Outfront Media, Inc.	98,174
264	Public Storage, Inc.	49,534
4,032	Realogy Holdings Corp.(a)	185,553
424	Senior Housing Properties Trust	9,553
102	Simon Property Group, Inc.	18,442
146	SL Green Realty Corp.	16,956
3,022	Stag Industrial, Inc.	72,044
223	Weingarten Realty Investors	8,117
108	Weyerhaeuser Co.	3,813
65	WP Carey, Inc.	4,429
		1,254,211
Restaurants (0.3%)
570	McDonald’s Corp.	55,182
1,203	Starbucks Corp.	97,695
255	Yum! Brands, Inc.	19,699
		172,576
Retail (0.9%)
72	AutoZone, Inc.(a)	41,595
118	Bed Bath & Beyond, Inc.(a)	8,658
439	Best Buy Co., Inc.	17,301
420	Big Lots, Inc.	21,336
2,386	Chico’s FAS, Inc.	37,866
254	Costco Wholesale Corp.	36,098
119	Dollar Tree, Inc.(a)	8,135
895	Home Depot, Inc.	88,963
346	Nordstrom, Inc.	26,421

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Retail, continued:
1,256	Staples, Inc.	$17,659
1,641	Target Corp.	121,434
318	Walgreen Co.	21,818
919	Wal-Mart Stores, Inc.	80,449
1,402	Williams-Sonoma, Inc.	104,533
		632,266
Road & Rail (0.1%)
428	Old Dominion Freight Line, Inc.(a)	34,685
Semiconductors (1.7%)
123	Analog Devices, Inc.	6,721
320	Cree, Inc.(a)	11,629
6,925	Intel Corp.	257,955
39	KLA-Tencor Corp.	2,708
4,067	Lam Research Corp.	336,096
2,517	Microchip Technology, Inc.	113,643
4,722	ON Semiconductor Corp.(a)	42,640
2,343	Skyworks Solutions, Inc.	158,082
1,503	Teradyne, Inc.	29,835
3,495	Texas Instruments, Inc.	190,198
155	Xilinx, Inc.	7,043
		1,156,550
Software (0.1%)
1,072	Cadence Design Systems, Inc.(a)	20,229
428	Electronic Arts, Inc.(a)	18,802
395	Splunk, Inc.(a)	26,504
107	Synopsys, Inc.(a)	4,643
253	VMware, Inc., Class A(a)	22,254
		92,432
Specialty Retail (0.6%)
91	American Tower Corp.	9,556
1,661	GameStop Corp.	62,802
1,143	L Brands, Inc.	92,469
575	Lowe’s Cos., Inc.	36,702
180	PetSmart, Inc.	14,177
122	Ross Stores, Inc.	11,161
2,590	The Gap, Inc.	102,563
35	The Sherwin-Williams Co.	8,570
643	Tiffany & Co.	69,393
404	TJX Cos., Inc.	26,729
		434,122
Technology (0.0%)
437	Ingram Micro, Inc.(a)	11,987
Technology Hardware, Storage & Peripherals (0.4%)
580	SanDisk Corp.	60,007
2,177	Seagate Technology	143,921
		203,928
Telecommunications (0.8%)
3,120	AT&T, Inc.	110,386
1,515	Level 3 Communications, Inc.(a)	75,750
633	Palo Alto Networks, Inc.(a)	77,859
1,660	QUALCOMM, Inc.	121,014
2,524	Verizon Communications, Inc.	127,689
		512,698
Textiles, Apparel & Luxury Goods (0.1%)
348	Hanesbrands, Inc.	40,271
118	Michael Kors Holdings Ltd.(a)	9,052
		49,323
Thrifts & Mortgage Finance (0.0%)
457	Ocwen Financial Corp.(a)	10,484

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Tobacco & Tobacco Products (0.4%)
3,865	Altria Group, Inc.	$194,255
907	Philip Morris International, Inc.	78,846
262	Reynolds American, Inc.	17,268
		290,369
Trading Companies & Distributors (0.0%)
34	W.W. Grainger, Inc.	8,353
Transportation & Shipping (0.6%)
25	FedEx Corp.	4,455
179	Norfolk Southern Corp.	19,984
2,035	Spirit Airlines, Inc.(a)	168,274
1,909	Union Pacific Corp.	222,913
		415,626
Water (0.1%)
1,015	American Water Works Co., Inc.	53,846
Wireless Telecommunication Services (0.0%)
388	Crown Castle International Corp.	32,239
Total Common Stocks		33,003,786

Asset Backed Securities (2.2%)
520,433	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.88%, 10/25/34(b)	511,480
112,806	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	115,506
261,328	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(c)	261,424
62,436	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.70%, 9/25/33(b)	38,783
37,798	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.68%, 4/25/29(b)	39,835
254,547	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(b)	258,023
300,349	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 5.19%, 12/25/33(b)	306,282
Total Asset Backed Securities		1,531,333

Mortgage Backed Securities† (17.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
342,756	Bear Stearns Alternative-A Trust, 2.41%, 4/25/37(b)	258,273
35,497	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	37,036
		295,309
Alt-A - Fixed Rate Mortgage Backed Securities (3.0%)
149,170	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	134,064
177,707	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	184,794
147,014	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	129,919

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	$64,913
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	146,494
49,239	Countrywide Alternative Loan Trust, 5.50%, 11/25/35	40,480
147,242	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	129,744
23,998	Countrywide Alternative Loan Trust, 6.00%, 1/25/37	20,742
52,952	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34	55,783
9,668	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	9,658
164,062	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	132,932
14,308	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	14,923
118,678	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	127,986
116,595	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	124,894
181,997	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(b)	184,767
55,795	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	52,288
197,263	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	104,974
21,934	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	21,989
25,890	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	21,721
137,153	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	124,636
63,248	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	50,969
90,567	Washington Mutual Mortgage Pass-Through Certificates, 5.50%, 7/25/35	86,940
		1,965,610
Commercial Mortgage Backed Securities (0.0%)
22,020	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A3, 5.82%, 2/12/51	22,002
Prime Adjustable Rate Mortgage Backed Securities (0.3%)
30,261	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 2.66%, 9/25/34(b)	19,934

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$25,923	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.85%, 7/25/37(b)	$23,544
111,384	Credit Suisse Mortgage Capital Certificates, Series 2009, 5.51%, 5/26/37(b)(c)	114,718
59,453	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	61,123
		219,319
Prime Fixed Mortgage Backed Securities (2.7%)
331,204	American Home Mortgage Investment Trust, 5.41%, 9/25/35(b)	266,960
64,487	Bank of America Funding Corp., 6.00%, 7/25/36	58,264
22,897	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	23,470
2,555	Bank of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	2,569
51,831	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.56%, 5/25/35(b)	51,033
238,222	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	259,301
14,733	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	14,894
48,848	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	14,678
99,927	Countrywide Home Loans, 2.48%, 11/25/35(b)	84,646
174,493	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	178,241
89,019	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	90,008
88,770	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	75,853
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	39,295
42,237	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	29,865
4,590	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	4,253
48,709	Lehman Mortgage Trust, 5.50%, 1/25/36	44,062
3,588	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	3,820
15,842	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	16,306
76,859	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 5.47%, 9/25/33(b)	79,401

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$36,675	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	$38,840
182,388	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	182,746
2,315	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	2,310
255,773	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	260,666
39,220	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	37,985
		1,859,466
U.S. Government Agency Mortgage Backed Securities (10.9%)
333,005	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	311,896
250,000	Fannie Mae, 1.63%, 10/26/15	253,142
232,537	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	227,878
219,331	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	214,940
445,457	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	447,176
120,775	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	123,641
138,649	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	143,549
110,273	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	114,826
435,677	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	441,250
36,799	Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32	37,578
80,308	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	85,928
6,114	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	6,196
91,552	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	96,485
48,468	Fannie Mae, 4.50%, 4/1/35, Pool #814522	52,827
500,000	Fannie Mae, 5.00%, 2/13/17	547,445
1,209	Fannie Mae, 5.00%, 3/1/18, Pool #681351	1,274
51,782	Fannie Mae, 5.50%, 10/1/35, Pool #838584	57,921
4,975	Fannie Mae, 6.00%, 5/1/35, Pool #357778	5,674
7,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	7,868
222,029	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	217,739
17,814	Freddie Mac, 1.83%, 6/1/28, Pool #605508(b)	17,981
265,412	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	271,852
503,744	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	509,852

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$93,261	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	$95,341
376,156	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	386,448
55,174	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	55,978
286,070	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	295,176
550,966	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	558,139
265,894	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	275,313
169,067	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	169,970
534,199	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	564,336
455,391	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	481,367
30,792	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	32,287
1,847	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	1,950
3,450	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	3,650
3,291	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	3,676
5,150	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	5,744
12,607	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	14,167
68,021	Freddie Mac, 7.50%, 12/15/22	76,819
101,258	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	93,079
2,070	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,336
47,219	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	53,992
2,856	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	2,976
12,992	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	14,454
		7,382,116
Total Mortgage Backed Securities		11,743,822

Corporate Bonds (2.1%)
Financial Services (0.2%)
194,797	Preferred Term Securities XX, Class B-2, 0.68%, 3/22/38, Callable 1/12/15 @ 100 *(b)(c)	114,931
121,963	Preferred Term Securities XXIII, 0.08%, 12/22/36 (d)(e)	3,049
		117,980
Internet & Catalog Retail (0.4%)
300,000	eBay, Inc., 0.71%, 8/1/19 (b)	294,689
IT Services (0.7%)
500,000	IBM Corp., 1.63%, 5/15/20	483,139
Oil-Integrated Companies (0.5%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	310,450

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Real Estate Investment Trusts (0.3%)
$200,000	Arden Realty LP, 5.25%, 3/1/15, Callable 12/15/14 @ 100 *	$200,000
Security Brokers & Dealers (0.0%)
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (f)	35
Total Corporate Bonds		1,406,293

Taxable Municipal Bonds (0.8%)
Illinois (0.7%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100 *	167,643
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	299,700
		467,343
Missouri (0.1%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100 *	101,804
Total Taxable Municipal Bonds		569,147

U.S. Government Agency Securities (3.2%)
Fannie Mae
500,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(g)	501,091
Fannie Mae Strips
300,000	6.18%, 11/15/16 (d)	295,778
Federal Home Loan Bank
300,000	0.50%, 8/28/19, Callable 2/28/15 @ 100 *(g)	300,235
500,000	1.00%, 8/7/24, Callable 2/7/15 @ 100 *(g)	500,220
600,000	2.79%, 2/19/21, Callable 2/19/15 @ 100 *	602,508
		1,402,963
Total U.S. Government Agency Securities		2,199,832

U.S. Treasury Obligations (17.7%)
U.S. Treasury Bonds
1,771,000	3.00%, 5/15/42	1,806,005
315,000	4.25%, 11/15/40	397,564
		2,203,569
U.S. Treasury Inflation Index Bonds
887,000	0.13%, 1/15/23	897,050
U.S. Treasury Notes
1,000,000	0.25%, 2/29/16	1,000,391
300,000	0.75%, 3/31/18	297,117
1,250,000	0.88%, 5/15/17	1,255,469
1,410,000	1.50%, 5/31/19	1,415,506
600,000	2.00%, 8/31/21	603,985
200,000	2.00%, 10/31/21	201,266
1,125,000	2.25%, 11/30/17	1,169,121
300,000	2.50%, 5/15/24	308,461
500,000	2.75%, 2/28/18	527,735
1,300,000	2.75%, 11/15/23	1,367,438
750,000	4.50%, 2/15/16	788,672
Total U.S. Treasury Obligations		12,035,780

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment Companies (5.3%)
3,119	Golub Capital BDC, Inc.	$55,393
1,660	iShares 20+ Year Treasury Bond ETF	203,333
21,320	iShares MSCI EAFE Index Fund	1,364,267
41,588	iShares MSCI Emerging Markets Index Fund	1,725,903

Shares or Principal Amount	Security Description	Value

Investment Companies, continued:
2,512	SPDR Gold Trust	$281,620
Total Investment Companies		3,630,516

Investment in Affiliates (2.6%)
1,765,274	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	1,765,274
Total Investment in Affiliates		1,765,274
Total Investments (Cost $56,985,099) (i) — 99.7%		67,885,783
Other assets in excess of liabilities — 0.3%		190,032
Net Assets — 100.0%		$68,075,815

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Rate represents the effective yield at purchase.
(e)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2014, illiquid securities were 0.0% of the Fund’s net assets.

(f)	Issuer has defaulted on the payment of interest.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2014.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
GO	General Obligation
NYS	New York Shares
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits
ETF	Exchange Traded Fund

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

November 30, 2014
(Unaudited)

Shares	Security Description	Value

Common Stocks (98.9%)
Aerospace & Defense (2.1%)
7,563	United Parcel Service, Inc., Class B	$831,325
Airlines (1.4%)
11,147	American Airlines Group, Inc.	540,964
Apparel Manufacturers (2.4%)
12,358	VF Corp.	928,951
Auto Manufacturers (1.5%)
37,319	Ford Motor Co.	587,028
Banking (4.3%)
9,512	JPMorgan Chase & Co.	572,242
6,545	PNC Financial Services Group	572,491
12,421	U.S. Bancorp	549,008
		1,693,741
Biotechnology (3.0%)
2,828	Amgen, Inc.	467,497
7,823	BioMarin Pharmaceutical, Inc.(a)	701,879
		1,169,376
Broadcasting/Cable (1.4%)
9,698	Comcast Corp., Class A	553,174
Capital Markets (1.8%)
12,332	Raymond James Financial, Inc.	694,292
Chemicals (2.5%)
5,040	Ecolab, Inc.	549,108
3,414	Praxair, Inc.	438,289
		987,397
Commercial Services & Supplies (1.7%)
5,204	Stericycle, Inc.(a)	670,900
Commodity Chemicals (1.1%)
6,730	Westlake Chemical Corp.	428,028
Computer Software & Services (4.8%)
31,887	EMC Corp.	967,771
18,841	Microsoft Corp.	900,788
		1,868,559
Computers & Peripherals (5.8%)
14,880	Apple, Inc.	1,769,679
12,489	Hewlett-Packard Co.	487,820
		2,257,499
Diversified Financial Services (2.8%)
2,703	Berkshire Hathaway, Inc., Class B(a)	401,909
3,720	Goldman Sachs Group, Inc.	700,885
		1,102,794
Diversified Manufacturing Operations (3.9%)
12,876	Danaher Corp.	1,075,918
4,609	Honeywell International, Inc.	456,614
		1,532,532
Electronic Components/Instruments (3.7%)
13,278	Agilent Technologies, Inc.	567,502
6,720	Thermo Fisher Scientific, Inc.	868,829
		1,436,331
Financial Services (2.0%)
9,418	T. Rowe Price Group, Inc.	786,120
Food & Staples Retailing (2.1%)
9,143	CVS Caremark Corp.	835,304
Food Products (7.0%)
5,631	Hain Celestial Group, Inc.(a)	637,542
7,851	Hershey Co.	787,297
6,738	Mead Johnson Nutrition Co.	699,674
14,013	Mondelez International, Inc.	549,310
		2,673,823

Shares	Security Description	Value

Common Stocks, continued:
Health Care Equipment & Supplies (3.5%)
15,807	Smith & Nephew PLC ADR	$548,661
11,981	St. Jude Medical, Inc.	814,229
		1,362,890
Health Care Providers & Services (1.7%)
3,090	McKesson Corp.	651,248
Household Durables (4.0%)
22,193	Jarden Corp.(a)	979,799
16,264	Toll Brothers, Inc.(a)	569,077
		1,548,876
Insurance (1.8%)
12,774	American International Group, Inc.	700,015
Integrated Oil & Gas (1.0%)
4,389	Exxon Mobil Corp.	397,380
Internet (3.4%)
6,611	Facebook, Inc., Class A(a)	513,675
528	Google, Inc., Class A(a)	289,914
962	Google, Inc., Class C(a)	521,240
		1,324,829
Internet Software & Services (2.9%)
21,887	Yahoo!, Inc.(a)	1,132,433
Machinery (2.9%)
9,536	Oshkosh Corp.	432,934
8,009	Wabtec Corp.	708,717
		1,141,651
Media (2.9%)
9,121	AMC Networks, Inc.(a)	591,588
5,971	Walt Disney Co.	552,377
		1,143,965
Medical Equipment & Supplies (1.3%)
5,571	Stryker Corp.	517,602
Multiline Retail (2.0%)
11,430	Dollar General Corp.(a)	762,838
Oil & Gas Exploration & Production (1.9%)
4,696	EOG Resources, Inc.	407,237
7,644	Whiting Petroleum Corp.(a)	319,290
		726,527
Oil, Gas & Consumable Fuels (1.0%)
2,637	Pioneer Natural Resources Co.	377,698
Pharmaceuticals (5.0%)
2,598	Actavis PLC(a)	703,045
5,412	Gilead Sciences, Inc.(a)	542,932
11,960	Merck & Co., Inc.	722,384
		1,968,361
Real Estate Investment Trusts (1.1%)
17,962	Host Hotels & Resorts, Inc.	417,437
Restaurants (1.3%)
6,179	Starbucks Corp.	501,797
Semiconductors (2.6%)
18,668	Texas Instruments, Inc.	1,015,913
Specialty Retail (1.2%)
4,171	Tiffany & Co.	450,134
Transportation & Shipping (2.1%)
7,048	Union Pacific Corp.	822,995
Total Common Stocks		38,542,727

Investment in Affiliates (0.9%)
347,524	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	347,524
Total Investment in Affiliates		347,524

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares	Security Description	Value

Investment in Affiliates, continued:
Total Investments (Cost $29,592,780) (c) — 99.8%		$38,890,251
Other assets in excess of liabilities — 0.2%	88,230
Net Assets — 100.0%	$38,978,481

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks (88.4%)
Aerospace & Defense (4.3%)
20,964	Exelis, Inc.	$376,094
1,393	General Dynamics Corp.	202,486
1,332	Lockheed Martin Corp.	255,158
		833,738
Airlines (2.1%)
27,455	JetBlue Airways Corp.(a)	401,667
Apparel Manufacturers (2.7%)
6,934	VF Corp.	521,229
Auto Manufacturers (1.3%)
15,877	Ford Motor Co.	249,745
Banking (1.2%)
18,796	FNB Corp.	236,642
Banks (1.7%)
3,856	Prosperity Bancshares, Inc.	216,630
10,463	Southern National Bancorp of Virginia, Inc.	122,626
		339,256
Broadcasting/Cable (1.6%)
2,085	Time Warner Cable, Inc.	311,249
Commercial Services & Supplies (4.6%)
3,914	Stericycle, Inc.(a)	504,592
9,054	US Ecology, Inc.	360,530
		865,122
Computer Software & Services (2.0%)
12,906	EMC Corp.	391,697
Computers & Peripherals (2.4%)
3,878	Apple, Inc.	461,211
Construction Materials (0.5%)
1,070	Eagle Materials, Inc.	88,157
Consumer Products (1.2%)
25,544	Black Diamond, Inc.(a)	232,195
Diversified Manufacturing Operations (3.5%)
17,339	Corning, Inc.	364,466
3,839	Danaher Corp.	320,787
		685,253
Electronic Components/Instruments (3.0%)
6,605	Agilent Technologies, Inc.	282,298
2,257	Thermo Fisher Scientific, Inc.	291,807
		574,105
Entertainment (1.6%)
14,765	Activision Blizzard, Inc.	319,662
Environmental & Facilities Services (1.9%)
7,820	Clean Harbors, Inc.(a)	365,585
Food Products (4.1%)
3,121	Hain Celestial Group, Inc.(a)	353,360
12,714	Pinnacle Foods, Inc.	432,657
		786,017
Food Products & Services (2.5%)
12,234	Sysco Corp.	492,541
Health Care Equipment & Supplies (6.3%)
17,002	Smith & Nephew PLC ADR	590,139
9,529	St. Jude Medical, Inc.	647,591
		1,237,730
Health Care Providers & Services (2.8%)
2,578	McKesson Corp.	543,339

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Hotels Restaurants & Leisure (1.3%)
8,007	Zoe’s Kitchen, Inc.(a)	$253,261
Household Durables (2.2%)
9,674	Jarden Corp.(a)	427,085
Internet (2.6%)
944	Google, Inc., Class C(a)	511,488
Internet Software & Services (3.2%)
11,857	Yahoo!, Inc.(a)	613,481
Leisure Equipment & Products (2.3%)
25,176	Performance Sports Group Ltd.(a)	452,413
Machinery (0.9%)
4,027	Oshkosh Corp.	182,826
Marine (1.3%)
2,706	Kirby Corp.(a)	260,155
Media (2.3%)
5,136	DIRECTV(a)	450,479
Medical Equipment & Supplies (1.1%)
2,224	Stryker Corp.	206,632
Oil & Gas Exploration & Production (0.7%)
3,216	Whiting Petroleum Corp.(a)	134,332
Oil & Gas Storage and Transportation (1.1%)
5,172	Kinder Morgan, Inc.	213,862
Oil, Gas & Consumable Fuels (0.8%)
1,115	Pioneer Natural Resources Co.	159,701
Paper & Forest Products (2.7%)
9,621	International Paper Co.	517,802
Pharmaceuticals (3.9%)
1,157	Actavis PLC(a)	313,096
2,055	Shire PLC ADR	438,948
		752,044
Semiconductors (3.3%)
11,131	Intel Corp.	414,630
3,010	NXP Semiconductors NV(a)	234,208
		648,838
Semiconductors & Semiconductor Equipment (1.6%)
7,332	Broadcom Corp.	316,229
Software (1.0%)
3,202	Salesforce.com, Inc.(a)	191,704
Specialty Retail (1.0%)
4,678	The Gap, Inc.	185,249
Textiles, Apparel & Luxury Goods (2.8%)
12,210	Columbia Sportswear Co.	550,061
Trading Companies & Distributors (1.0%)
12,935	Neff Corp., Class A(a)	190,791
Total Common Stocks		17,154,573

Convertible Bond (3.3%)
$755,000	Volcano Corp., 1.75%, 12/1/17	649,300
Total Convertible Bond		649,300

Investment Company (4.1%)
32,472	Financial Select Sector SPDR Fund	792,317
Total Investment Company		792,317

Investment in Affiliates (3.1%)
596,670	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	596,670
Total Investment in Affiliates		596,670

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Investment in Affiliates, continued:
Total Investments (Cost $17,940,863) (c) — 98.9%		$19,192,860
Other assets in excess of liabilities — 1.1%		212,229
Net Assets — 100.0%		$19,405,089

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments

November 30, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks (76.8%)
Chemicals (1.5%)
13,758	The Dow Chemical Co.	$669,602
Coal & Consumable Fuels (0.0%)
987	Peabody Energy Corp.	9,979
Commodity Chemicals (0.9%)
5,982	Westlake Chemical Corp.	380,455
Construction & Engineering (1.4%)
19,747	Quanta Services, Inc.(a)	602,284
Construction Materials (1.2%)
6,560	Eagle Materials, Inc.	540,478
Diversified Metals & Mining (0.8%)
3,598	Hi-Crush Partners LP	132,550
7,297	U.S. Silica Holdings, Inc.	229,272
		361,822
Electric Integrated (1.0%)
9,018	Southern Co.	427,724
Electric Utilities (3.4%)
5,553	ALLETE, Inc.	283,036
3,602	Duke Energy Corp.	291,402
4,548	El Paso Electric Co.	172,051
4,013	MGE Energy, Inc.	176,612
5,300	NextEra Energy, Inc.	553,267
		1,476,368
Gas (1.2%)
4,465	Sempra Energy	498,875
878	UGI Corp.	33,109
		531,984
Gas Utilities (3.4%)
608	AGL Resources, Inc.	31,804
2,114	Chesapeake Utilities Corp.	94,982
428	National Fuel & Gas Co.	29,648
6,814	Northwest Natural Gas Co.	316,919
3,688	Piedmont Natural Gas Co.	138,226
16,907	The Laclede Group, Inc.	857,693
		1,469,272
Heavy Electrical Equipment (1.1%)
37,532	Vestas Wind Systems A/S ADR(a)	460,270
Independent Power Producers & Energy Traders (0.2%)
2,363	AES Corp.	32,775
1,315	Calpine Corp.(a)	30,192
1,103	NRG Energy, Inc.	34,480
		97,447
Industrial Conglomerates (1.0%)
16,069	General Electric Co.	425,668
Integrated Oil & Gas (9.7%)
328	Chevron Corp.	35,709
4,090	Eni SpA ADR	160,287
4,891	Exxon Mobil Corp.	442,832
15,594	Imperial Oil Ltd.	679,587
10,426	Royal Dutch Shell PLC ADR	692,391
13,274	Royal Dutch Shell PLC ADR	921,747
13,244	Sasol Ltd. ADR	556,910
12,813	Total SA ADR	712,787
		4,202,250
Machinery (2.1%)
8,588	Greenbrier Companies, Inc.	476,462
6,951	Pentair PLC	449,799
		926,261
Marine (1.1%)
4,899	Kirby Corp.(a)	470,990

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Multiline Retail (1.1%)
27,260	Enersis SA ADR	$457,423
Multi-Utilities (7.5%)
5,690	Alliant Energy Corp.	357,730
6,143	Consolidated Edison, Inc.	387,930
12,665	Dominion Resources, Inc.	918,846
5,000	DTE Energy Co.	407,300
16,017	National Grid PLC ADR	1,162,834
		3,234,640
Oil & Gas Drilling (2.7%)
1,430	Ensco PLC ADR	48,334
4,228	Helmerich & Payne, Inc.	294,057
33,574	Nabors Industries Ltd.	440,491
3,018	Seadrill Ltd.	44,244
2,217	Transocean Ltd.	46,579
23,259	WPX Energy, Inc.(a)	315,625
		1,189,330
Oil & Gas Equipment & Services (6.6%)
13,961	Baker Hughes, Inc.	795,777
7,560	Diamondback Energy, Inc.(a)	426,384
6,608	Era Group, Inc.(a)	139,098
674	Halliburton Co.	28,443
7,164	National Oilwell Varco, Inc.	480,275
7,059	Schlumberger Ltd.	606,721
12,203	Tenaris SA ADR	401,845
		2,878,543
Oil & Gas Exploration & Production (5.1%)
4,558	Anardarko Petroleum Corp.	360,766
286	CNOOC Ltd. ADR	41,164
5,662	Concho Resources, Inc.(a)	539,305
787	ConocoPhillips	51,997
5,400	EOG Resources, Inc.	468,287
7,000	Range Resources Corp.	459,550
7,422	Whiting Petroleum Corp.(a)	310,017
		2,231,086
Oil & Gas Exploration, Production and Services (0.9%)
12,000	Southwestern Energy Co.(a)	386,160
Oil & Gas Refining & Marketing (1.3%)
148	Marathon Petroleum Corp.	13,333
7,483	Phillips 66	546,409
276	Valero Energy Corp.	13,416
		573,158
Oil & Gas Storage and Transportation (11.9%)
26,554	Enbridge, Inc.	1,220,952
8,154	Enterprise Products Partners LP(a)	304,470
3,261	Magellan Midstream Partners LP(a)	270,304
4,735	MarkWest Energy Partners LP(a)	336,469
5,427	Plains All American Pipeline LP(a)	279,219
5,893	Rose Rock Midstream LP(a)	316,336
34,666	Spectra Energy Corp.	1,313,149
6,253	Sunoco Logistics Partners LP	301,019
1,564	The Williams Cos., Inc.	80,937
28,532	Ultrapar Participacoes SA ADR	605,449
4,407	Williams Partners LP	228,018
		5,256,322
Oil, Gas & Consumable Fuels (4.8%)
1,439	Cameco Corp.	26,751
837	CONSOL Energy, Inc.	32,752
7,807	Continental Resources, Inc.(a)	319,931
11,896	PDC Energy, Inc.(a)	351,051
3,129	Pioneer Natural Resources Co.	448,166

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
 (Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
7,159	Ship Finance International, Ltd.	$118,839
9,992	Transcanada Corp.	481,215
22,582	Weatherford International PLC(a)	295,824
		2,074,529
Oil-Integrated Companies (0.7%)
3,599	Occidental Petroleum Corp.	287,092
Road & Rail (1.6%)
9,912	Canadian National Railway Co.	704,248
Semiconductors & Semiconductor Equipment (1.2%)
23,707	Sunedison, Inc.(a)	513,257
Water (1.2%)
9,552	American Water Works Co., Inc.	506,734
Water Utilities (0.2%)
1,945	Aqua America, Inc.	51,698
7,504	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	55,530
		107,228
Total Common Stocks		33,452,604

Corporate Bonds (15.6%)
Energy Equipment & Services (3.3%)
250,000	Ensco PLC, 4.70%, 3/15/21	262,405
200,000	FMC Technologies, Inc., 2.00%, 10/1/17	200,863
250,000	Halliburton Co., 3.50%, 8/1/23, Callable 5/1/23 @ 100 *	255,052
400,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100 *	384,043
300,000	Transocean, Inc., 5.05%, 12/15/16	309,049
		1,411,412
Multi-Utilities (1.4%)
300,000	Dominion Resources, Inc., Series A, 1.40%, 9/15/17	299,227
300,000	Southern Co., 2.45%, 9/1/18	307,778
		607,005
Oil & Gas Exploration & Production (1.0%)
400,000	Anardarko Petroleum Corp., 6.38%, 9/15/17	449,190
Oil & Gas Exploration, Production and Services (3.6%)
300,000	Apache Corp., 1.75%, 4/15/17	301,999
350,000	Baker Hughes, Inc., 3.20%, 8/15/21, Callable 5/15/21 @ 100 *	358,338
300,000	Progress Energy, Inc., 5.63%, 1/15/16	316,272
550,000	Schlumberger Investment SA, 3.65%, 12/1/23, Callable 9/1/23 @ 100 *	577,168
		1,553,777
Oil Gas & Consumable Fuels (1.0%)
450,000	Pioneer Natural Resource Co., 3.95%, 7/15/22, Callable 4/15/22 @ 100 *	454,482
Oil, Gas & Consumable Fuels (1.3%)
200,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 3/15/17 @ 103 *	205,994
300,000	Suncor Energy, Inc., 6.10%, 6/1/18	342,935
		548,929
Oil-Integrated Companies (4.0%)
482,000	BP Capital Markets PLC, 2.75%, 5/10/23	460,421
300,000	Chevron Corp., 1.10%, 12/5/17, Callable 11/5/17 @ 100 *	298,780

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Oil-Integrated Companies, continued:
$400,000	ConocoPhillips Co., 1.05%, 12/15/17, Callable 11/15/17 @ 100 *	$395,476
100,000	Shell International Finance BV, 1.13%, 8/21/17	100,167
400,000	Statoil ASA, 1.95%, 11/8/18	402,848
100,000	Total Capital International SA, 1.00%, 8/12/16	100,398
		1,758,090
Total Corporate Bonds		6,782,885

Investment Company (0.9%)
15,000	United States Oil Fund LP	383,700
Total Investment Company		383,700

Investment in Affiliates (6.8%)
2,960,118	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	2,960,118
Total Investment in Affiliates		2,960,118
Total Investments (Cost $46,278,430) (c) — 100.1%		43,579,307
Liabilities in excess of other assets — (0.1)%		(43,591)
Net Assets — 100.0%		$43,535,716

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments, Continued

November 30, 2014
(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2014.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

The World Energy Fund invested in securities with exposure to the following countries as of November 30, 2014:

% of
Net Assets
United States	68.1%
Canada	7.9%
United Kingdom	7.1%
Netherlands	2.3%
Luxembourg	2.2%
France	1.8%
Brazil	1.5%
Curaçao	1.4%
South Africa	1.3%
Norway	1.2%
Bermuda	1.1%
Denmark	1.1%
Chile	1.1%
Switzerland	0.8%
Cayman Islands	0.7%
Italy	0.4%
China	0.1%
Other Net Assets	(0.1)%
Total	100.0%

See notes to schedules of portfolio investments.

Notes to Schedule of Portfolio Investments
November 30, 2014
(Unaudited)

1.    Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. As of November 30, 2014, the Trust offered shares of U.S. Treasury Fund, Cash Management Fund, Tax-Free Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust with the exception of the World Energy Fund which is non-diversified. The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The World Energy Fund is also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of November 30, 2014, the Service Shares of Cash Management Fund and Tax-Free Money Market Fund, the Select Shares of U.S. Treasury Fund and Cash Management Fund, and the Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of Schedules of Portfolio Investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical assets

•  Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

Notes to Schedule of Portfolio Investments
November 30, 2014
(Unaudited)

The following is a summary categorization, as of November 30, 2014, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$456,064,606	$—	$456,064,606
Repurchase Agreements	—	690,900,000	—	690,900,000
Total Investments	—	1,146,964,606	—	1,146,964,606

Cash Management Fund
Certificates of Deposit	—	80,000,000	—	80,000,000
Commercial Paper1	—	310,107,133	—	310,107,133
U.S. Government Agency Securities	—	238,060,053	—	238,060,053
Repurchase Agreements	—	525,000,000	—	525,000,000
Time Deposit	—	36,182,918	—	36,182,918
Total Investments	—	1,189,350,104	—	1,189,350,104

Tax-Free Money Market Fund
Municipal Bonds2	—	176,792,319	—	176,792,319
Municipal Commercial Paper2	—	29,400,000	—	29,400,000
Investment Companies	13,011,236	—	—	13,011,236
Total Investments	13,011,236	206,192,319	—	219,203,555

Intermediate Tax-Free Bond Fund
Municipal Bonds2	—	32,654,246	—	32,654,246
Investment in Affiliates	3,332,865	—	—	3,332,865
Total Investments	3,332,865	32,654,246	—	35,987,111

Short-Term Income Fund
Asset Backed Securities	—	11,404,559	—	11,404,559
Mortgage Backed Securities3	—	51,760,262	—	51,760,262
Corporate Bonds1	—	19,141,785	—	19,141,785
Municipal Bonds2	—	505,165	—	505,165
U.S. Government Agency Securities	—	8,071,194	—	8,071,194
U.S. Treasury Obligations	—	82,409,224	—	82,409,224
Investment in Affiliates	6,166,096	—	—	6,166,096
Total Investments	6,166,096	173,292,189	—	179,458,285

Intermediate Bond Fund
Asset Backed Securities	—	2,912,735	—	2,912,735
Mortgage Backed Securities3	—	14,620,302	—	14,620,302
Corporate Bonds1	—	5,400,417	—	5,400,417
Taxable Municipal Bonds2	—	667,477	—	667,477
U.S. Government Agency Securities	—	6,342,726	—	6,342,726
U.S. Treasury Obligations	—	22,424,289	—	22,424,289
Investment in Affiliates	1,572,366	—	—	1,572,366
Total Investments	1,572,366	52,367,946	—	53,940,312

Bond Fund
Asset Backed Securities	$—	$1,489,236	$—	$1,489,236
Mortgage Backed Securities3	—	25,177,813	—	25,177,813
Corporate Bonds1	—	4,003,964	—	4,003,964
Taxable Municipal Bonds2	—	221,511	—	221,511
U.S. Government Agency Securities	—	9,902,312	—	9,902,312
U.S. Treasury Obligations	—	40,913,734	—	40,913,734
Investment in Affiliates	3,707,537	—	—	3,707,537
Total Investments	3,707,537	81,708,570	—	85,416,107

Balanced Fund
Common Stocks1	33,003,786	—	—	33,003,786
Asset Backed Securities	—	1,531,333	—	1,531,333
Mortgage Backed Securities3	—	11,743,822	—	11,743,822
Corporate Bonds1	—	1,406,293	—	1,406,293
Taxable Municipal Bonds2	—	569,147	—	569,147
U.S. Government Agency Securities	—	2,199,832	—	2,199,832
U.S. Treasury Obligations	—	12,035,780	—	12,035,780
Investment Companies	3,630,516	—	—	3,630,516
Investment in Affiliates	1,765,274	—	—	1,765,274
Total Investments	38,399,576	29,486,207	—	67,885,783

U.S. Large Cap Equity Fund
Common Stocks1	38,542,727	—	—	38,542,727
Investment in Affiliates	347,524	—	—	347,524
Total Investments	38,890,251	—	—	38,890,251

Opportunistic Fund
Common Stocks1	17,154,573	—	—	17,154,573
Convertible Bond	—	649,300	—	649,300
Investment Company	792,317	—	—	792,317
Investment in Affiliates	596,670	—	—	596,670
Total Investments	18,543,560	649,300	—	19,192,860

World Energy Fund
Common Stocks1	33,452,604	—	—	33,452,604
Corporate Bonds1	—	6,782,885	—	6,782,885
Investment Company	383,700	—	—	383,700
Investment in Affiliates	2,960,118	—	—	2,960,118
Total Investments	36,796,422	6,782,885	—	43,579,307

1	Please see the Schedule of Portfolio Investments for Industry classification.
2	Please see the Schedule of Portfolio Investments for State classification.
3	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.

Notes to Schedule of Portfolio Investments
November 30, 2014
(Unaudited)

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no significant transfers between Levels 1 and 2 as of November 30, 2014, based on levels assigned to securities on August 31, 2014.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.  Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Schedule of Portfolio Investments
November 30, 2014
(Unaudited)

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of November 30, 2014 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Short-Term Income Fund:
Preferred Term Securities IX, 2.04%, 4/3/33, Callable 1/12/15 @ 100	03/17/03	$ 504,403	$ 500,000	$ 348,125
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	398,411	406,542	10,164

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Intermediate Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	08/04/08	$ 176,336	$ 931,883	$ 81,540
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.38%, 12/23/37	11/27/07	532,073	707,956	61,946
Preferred Term Securities IX, 2.04%, 4/3/33, Callable 1/12/15 @ 100	03/18/03	504,403	500,000	348,125
Preferred Term Securities XI, Class B-1, 1.83%, 9/24/33, Callable 1/12/15 @ 100	09/12/03	515,167	500,000	315,000
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	398,411	406,542	10,164

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	08/04/08	$ 176,336	$ 931,885	$ 81,540
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.38%, 12/23/37	11/27/07	409,287	544,582	47,651
Preferred Term Securities IX, Series 144, 2.04%, 4/3/33, Callable 1/12/15 @ 100	03/18/03	1,008,806	1,000,000	696,251
Preferred Term Securities XI, Class B-1, 1.83%, 9/24/33, Callable 1/12/15 @ 100	09/12/03	515,167	500,000	315,000
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	199,206	203,271	5,082

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Balanced Fund:
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	$ 119,523	$ 121,963	$ 3,049

Notes to Schedule of Portfolio Investments
November 30, 2014
(Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers that Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements ("MRA") permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty's bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

Money Market Mutual Fund Regulatory Changes

On July 23, 2014, the United States Securities and Exchange Commission ("SEC") issued final rules that will alter and increase the regulations to which money market funds, including the Cavanal Hill Money Market Funds, are subject. The new rules have varying implementation dates, ranging from June 2014 to September 2015, and therefore have not had, and are not expected to have for some time, any material impact on the Cavanal Hill Money Market Funds. The SEC's new rules will be implemented within the next two years, and are intended to increase transparency as well as give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. Upon implementation, the new rules will require institutional prime (general purpose) and institutional municipal money market mutual funds to price and transact at a "floating" net asset value. During periods of extraordinary market stress, the new rules would permit some money market funds to charge certain liquidity fees payable to the fund upon redemption, as well as provide for redemption gates that could limit or stop withdrawals. Certain government and U.S. Treasury money market mutual funds will not be subject to any of the new structural changes. At this time, there are no changes being made to the way the Cavanal Hill Money Market Funds are managed or the way they operate, as the rules have a lengthy implementation period. The Funds' management is reviewing and assessing the effect of the new rules. Additional information regarding the money market mutual fund regulatory changes may be found at the SEC's website, www.sec.gov.

3.    Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

The World Energy Fund's concentration is securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

4.    Federal Income Taxes:

At November 30, 2014, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Fund Name	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Intermediate Tax-Free Bond Fund	$33,633,667	$2,353,444	$—	$2,353,444
Short-Term Income Fund	181,765,565	1,465,990	(3,773,270)	(2,307,280)
Intermediate Bond Fund	56,148,987	998,636	(3,207,311)	(2,208,675)
Bond Fund	86,865,136	1,591,518	(3,040,547)	(1,449,029)
Balanced Fund	56,977,987	11,957,205	(1,049,409)	10,907,796
U.S. Large Cap Equity Fund	29,613,510	9,472,581	(195,840)	9,276,741
Opportunistic Fund	17,993,065	1,571,766	(371,971)	1,199,795
World Energy Fund	46,991,908	665,971	(4,078,572)	(3,412,601)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*		/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	1/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	1/28/15

By (Signature and Title)*		/s/ James L. Huntzinger
James L. Huntzinger, President

Date	1/28/15

* Print the name and title of each signing officer under his or her signature.